    As filed with the Securities and Exchange Commission on December 16, 1996
                                File No. 2-84920

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 28
                      (Check Appropriate Box or Boxes) /X/

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 29 /X/

                                SBSF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                              45 Rockefeller Plaza
                            New York, New York 10111
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 903-1255

                                 Leigh A. Wilson
                               c/o Karen F. Haber
                       KeyCorp Mutual Fund Advisers, Inc.
                          127 Public Square, 16th Floor
                               Cleveland, OH 44114
                     (Name and Address of Agent for Service)

                                   COPIES TO:
Scott A. Englehart                                   Robert M. Kurucza, Esq.
BISYS Fund Services                                  Marco E. Adelfio, Esq.
3435 Stelzer Road                                    Morrison & Foerster LLP
Suite 1000                                           2000 Pennsylvania Ave., NW
Columbus, OH  43219                                  Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to Rule 485(b),    [ ] on (date) pursuant to Rule 485(b),
    or                                                      or
[ ] 60 days after filing pursuant to Rule 485(a)(1),    [ ] on (date) pursuant to Rule
    or                                                      485(a)(1), or

[ ] 75 days after filing pursuant to Rule 485(a)(2),    [ ] on (date) pursuant to paragraph
or                                                          (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of the Registrant's Common Stock, par value $.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant will file the notice required by Rule 24f-2 on or before January 29, 1997 for its fiscal year ended November 30, 1996.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 28 to the Registration Statement (the "Amendment") of SBSF Funds, Inc. (d/b/a Key Mutual Funds) (the "Company") is being filed to make certain non-material changes to the Registration Statement for three series of the Company, namely, KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund (collectively, the "Funds"). Each of the Funds will invest substantially all of its assets in proprietary mutual funds as a "fund of funds," pending issuance of an exemptive order by the Securities and Exchange Commission permitting investments in non-proprietary mutual funds. This Amendment does not affect the Registration Statement for the Company's Key Money Market Mutual Fund, SBSF Fund, SBSF Convertible Securities Fund, and SBSF Capital Growth Fund, or the Registration Statement for the Company's Key Stock Index Fund and Key International Index Fund.

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)


N-1A ITEM NO.                                    LOCATION
-------------                                    --------

PART A                                                                        PART A

Item 1.       Cover Page                                                      Cover Page
Item 2.       Synopsis                                                        Fund Expenses
Item 3.       Condensed Financial Information                                 Not Applicable
Item 4.       General Description of Registrant                               Description of Common Stock;
                                                                              Investment Objectives and
                                                                              Policies;  Descriptions of
                                                                              Proprietary Portfolios;
Item 5.       Management of the Fund                                          Management of the Funds; Expenses,
                                                                              Distribution Plan and Shareholder
                                                                              Servicing Plan
Item 5A.      Management's Discussion of Fund
              Performance                                                     Not Applicable

Item 6.       Capital Stock and Other Securities                              Description of Common Stock;
                                                                              Shareholder Reports; Dividends and
                                                                              Distributions; Federal Income Taxes
Item 7.       Purchase of Securities Being
              Offered                                                         Management of the Funds; The Administrator,
                                                                              Distributor and Fund Accountant; Expenses,
                                                                              Distribution Plan and Shareholder Servicing Plan;
                                                                              Determination of Net Asset Value; Purchasing Shares;
                                                                              Investing for Retirement; The Systematic Investment
                                                                              Plan; The Systematic Withdrawal Plan; Exchange
                                                                              Privilege; Dividends and Distributions Performance;
Item 8.       Redemption or Repurchase                                        Redeeming Shares; Exchange Privilege;
                                                                              Purchasing Shares; The Systematic Withdrawal Plan
Item 9.       Pending Legal Proceedings                                       Not Applicable

PART B                                                                        PART B

Item 10.      Cover Page                                                      Cover Page
Item 11.      Table of Contents                                               Table of Contents
Item 12.      General Information and History                                 Investment Objectives and Policies

Item 13.      Investment Objectives and Policies                              Investment Objectives and
                                                                              Policies; Investment


                                                                              Restrictions of the Funds;
                                                                              Portfolio Turnover; Appendix
Item 14.      Management of the Fund                                          Management of the Funds

Item 15.      Control Persons and Principal
              Holders of Securities                                           Security Holders
Item 16.      Investment Advisory and Other
              Services                                                        The Investment Adviser of the
                                                                              Funds; Expenses, Distributor and
                                                                              Distribution Plan; Shareholder
                                                                              Servicing Plan; Custodian, Transfer
                                                                              Agent, Shareholder Servicing Agent
                                                                              and Dividend Disbursing Agent;
                                                                              Independent Accountants and
                                                                              Reports; Counsel
Item 17.      Brokerage Allocation and
              Other Practices                                                 Portfolio Transactions and
                                                                              Brokerage
Item 18.      Capital Stock and Other Securities                              Additional Information
Item 19.      Purchase, Redemption and Pricing
              of Securities Being Offered                                     Purchase, Redemption and
                                                                              Pricing

Item 20.      Tax Status                                                      Federal Income Taxes
Item 21.      Underwriters                                                    Expenses, Distributor and
                                                                              Distribution Plan
Item 22.      Calculation of Performance Data                                 Performance Information
Item 23.      Financial Statements                                            Not Applicable



PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

PROSPECTUS

[KEYFUNDS LOGO]

KEYFUNDS


                                KEY MUTUAL FUNDS
                                  800-KEY-FUND



Key Mutual Funds, formerly known as SBSF Funds, Inc., (the "Company") is a professionally managed, no-load, open-end, series investment company currently consisting of several different portfolios, three of which (collectively, the "Funds") are described in this Prospectus. Each Fund is a separately managed diversified portfolio with its own investment objective and policies. The Funds have no sales charges, redemption fees or exchange fees.



Each Fund has been constructed as a "fund of funds," which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Portfolios"). The Underlying Portfolios include portfolios of Key Mutual Funds ("KeyFunds" or "KMF") and The Victory Portfolios ("VP") (collectively, the "Proprietary Portfolios") as well as portfolios that are not part of the same group of investment companies as the Funds (the "Other Portfolios"). See "Investment Objectives and Policies" below for a more complete discussion.



KeyCorp Mutual Fund Advisers, Inc. (the "Adviser" or "Key Advisers"), an indirect wholly owned subsidiary of KeyCorp, serves as investment adviser to each of the Funds. As of September 30, 1996, Key Advisers and its affiliates managed approximately $49 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.



The Funds were created to provide investors with experienced, professional investment management and personal service and to take advantage of the benefits of asset allocation, including certain risk-spreading benefits derived from investing in other mutual funds. Investors should be aware of the higher expenses and certain potential tax implications associated with an investment in a "fund of funds." See "Expenses, Distribution Plan and Shareholder Servicing Plan," "Dividends and Distributions," and "Federal Income Taxes" for a more complete discussion.



KEYCHOICE GROWTH FUND -- The investment objective of the KeyChoice Growth Fund ("Growth Fund") is to seek to provide growth of capital. The Growth Fund seeks to achieve its objective by allocating its assets primarily among Underlying Portfolios that invest in equity securities.



KEYCHOICE MODERATE GROWTH FUND -- The investment objective of the KeyChoice Moderate Growth Fund ("Moderate Growth Fund") is to seek to provide growth of capital combined with a moderate level of current income. The Moderate Growth Fund seeks to achieve its objective by allocating its assets primarily among Underlying Portfolios that invest in equity securities and, to a lesser extent, fixed income securities.



KEYCHOICE INCOME AND GROWTH FUND -- The investment objective of the KeyChoice Income and Growth Fund ("Income and Growth Fund") is to seek to provide current income combined with moderate growth of capital. The Income and Growth Fund seeks to achieve its objective by allocating its assets primarily among Underlying Portfolios that invest in fixed income securities and, to a lesser extent, equity securities.



SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, KEY ADVISERS, ANY KEYCORP BANK, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Additional information about the Funds has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information dated December 16, 1996, as supplemented from time to time, which is incorporated herein by reference and is available without charge upon request by writing to KeyFunds at P.O. Box 8527, Boston, MA 02266-8527 or calling the Funds at 800-KEY-FUND or 800-539-3863.


Investors are advised to read and retain this Prospectus for future reference.

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    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

               The date of this Prospectus is December 16, 1996.

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


Fund Expenses....................................    1
Investment Objectives and Policies...............    4
Descriptions of Proprietary Portfolios...........   10
Management of the Funds..........................   13
Expenses, Distribution Plan and Shareholder
  Servicing Plan.................................   15
Determination of Net Asset Value.................   16
Purchasing Shares................................   16
The Systematic Investment Plan...................   18
The Systematic Withdrawal Plan...................   18
Redeeming Shares.................................   19
Exchange Privilege...............................   20
Investing For Retirement.........................   21
Dividends and Distributions......................   22
Federal Income Taxes.............................   22
Performance......................................   23
Description of Common Stock......................   24
Custodian, Transfer Agent, Servicing Agent and
  Dividend Disbursing Agent......................   25
Shareholder Reports..............................   25


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                                 FUND EXPENSES

--------------------------------------------------------------------------------

  EXPENSES ARE ONE OF SEVERAL FACTORS TO CONSIDER WHEN INVESTING IN THE FUNDS. THE FOLLOWING TABLE SUMMARIZES SHAREHOLDER TRANSACTION EXPENSES AND ESTIMATED FUND OPERATING EXPENSES FOR THE FUNDS.



                                                                                      KEYCHOICE        KEYCHOICE
                                                                     KEYCHOICE        MODERATE        INCOME AND
                                                                      GROWTH           GROWTH           GROWTH
                                                                       FUND             FUND             FUND
                                                                   -------------    -------------    -------------
Shareholder Transaction Expenses (1):
  Maximum Sales Load Imposed on Purchases......................        None             None             None
  Maximum Sales Load Imposed on Reinvested Dividends...........        None             None             None
  Deferred Sales Load..........................................        None             None             None
  Redemption Fees..............................................        None             None             None
  Exchange Fees................................................        None             None             None
Annual Fund Operating Expenses After Expense Waivers and
  Reimbursements (as a percentage of average daily net assets):
  Management Fee (2)...........................................        .10%             .10%             .10%
  Other Expenses (3)...........................................        .10%             .10%             .10%
                                                                   -------------    -------------    -------------
Total Fund Operating Expenses (4)..............................        .20%             .20%             .20%
                                                                    ===========      ===========      ===========

(1) Investors may be charged a fee if orders are placed through a broker or agent, including affiliated banks and non-bank affiliates of KeyCorp (see "Purchasing Shares").

(2) The Management Fee payable by the Funds has been reduced to reflect a voluntary partial fee waiver by the Adviser. Absent such voluntary fee waiver, "Management Fees" as a percentage of average daily net assets would be .20%.

(3) "Other Expenses" includes administration fees and shareholder servicing fees and estimates of such expenses as custodial and transfer agency fees, audit, legal and other business expenses for the current fiscal year. Absent voluntary fee waivers and expense reimbursements, "Other Expenses" are estimated to be 1.44% for each Fund. Absent voluntary waivers, the maximum shareholder servicing fee payable by each Fund is .25% of a Fund's average daily net assets.

(4) Absent the fee waivers and/or expense reimbursements described in Notes 2 and 3 above, "Total Fund Operating Expenses" are estimated to be 1.64% for the KeyChoice Growth Fund, 1.64% for the KeyChoice Moderate Growth Fund, and 1.64% for the KeyChoice Income and Growth Fund, not inclusive of indirect expenses associated with investments in Underlying Portfolios (see pages 2 and 3). There can be no assurance that the foregoing voluntary fee waivers and/or expense reimbursements will continue.



  The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly ("Shareholder Transaction Expenses") or indirectly ("Annual Fund Operating Expenses"). For a more complete description of the Funds' operating expenses, see "Expenses, Distribution Plan and Shareholder Servicing Plan." From time to time, fees may be waived or expenses reimbursed by one or more Funds.

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                             FUND EXPENSES [CONT.]
--------------------------------------------------------------------------------


  Shareholders in the Funds will indirectly bear the expenses of the Underlying Portfolios in which the Funds invest. The following table provides the estimated total expense ratios after fee waivers and expense reimbursements for the Proprietary Portfolios of KeyFunds and VP for their 1996 fiscal years ended November 30, 1996 and October 31, 1996, respectively, as well as the percentage range of each Fund's net assets that could be invested in each Proprietary Portfolio. Absent such fee waivers and expense reimbursements, which may be discontinued at any time, the expense ratios of the Proprietary Portfolios would be higher.



                                                                                                        PERCENTAGE
                                                     EXPENSE                           PERCENTAGE           OF
                                                     RATIOS           PERCENTAGE      OF MODERATE       INCOME AND
                                                     (AFTER           OF GROWTH          GROWTH           GROWTH
                                                   WAIVERS AND          FUND'S           FUND'S           FUND'S
            PROPRIETARY PORTFOLIO                REIMBURSEMENTS)      NET ASSETS       NET ASSETS       NET ASSETS
---------------------------------------------    ---------------     ------------     ------------     ------------
KEYFUNDS:
SBSF Fund....................................          1.27%             0%-30%           0%-25%           0%-20%
SBSF Capital Growth Fund.....................          1.42%             0%-20%           0%-15%           0%-10%
SBSF Convertible Securities Fund.............          1.31%             0%-30%           0%-30%           0%-30%
VICTORY PORTFOLIOS:
Value Fund...................................          1.33%             0%-45%           0%-35%           0%-25%
Diversified Stock Fund*......................          1.05%             0%-50%           0%-40%           0%-30%
Growth Fund..................................          1.33%             0%-25%           0%-20%           0%-15%
Special Value Fund*..........................          1.37%             0%-30%           0%-25%           0%-20%
Special Growth Fund..........................          1.47%             0%-20%           0%-15%           0%-10%
International Growth Fund*...................          1.73%             0%-30%           0%-25%           0%-20%
Government Mortgage Fund.....................           .89%             0%-20%           0%-25%           0%-30%
Investment Quality Bond Fund.................          1.01%             0%-30%           0%-40%           0%-50%
Fund for Income..............................          1.02%             0%-15%           0%-25%           0%-35%
Intermediate Income Fund.....................           .94%             0%-15%           0%-25%           0%-35%
Limited Term Income Fund.....................           .86%             0%-10%           0%-10%           0%-10%
Financial Reserves Fund......................           .67%             0%-15%           0%-15%           0%-15%
Average Weighted Expense Ratios..............                             1.31%            1.22%            1.14%

---------------
* Denotes Class A shares only.



  The average weighted expense ratios for the Funds' investments in the Proprietary Portfolios are based on a hypothetical portfolio mix that reflects expected investments under current market conditions. These figures are approximations of the Funds' underlying expense ratios for the Proprietary Portfolios only. Accordingly, they do not reflect expenses charged by Other Portfolios which, depending on such Other Portfolios' particular expense ratios, could increase or reduce the overall expense ratios. The assets of the Funds invested in each of the Proprietary Portfolios will vary within the ranges shown above. As further explained under "Investment Objectives and Policies," a portion of the assets of the Funds may be invested in Other Portfolios that are not included in these figures.

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                             FUND EXPENSES [CONT.]
--------------------------------------------------------------------------------


  Using the average weighted expense ratios for each Fund, the following example demonstrates the projected dollar amount of total cumulative expenses, including both the Fund level direct expenses (Total Fund Operating Expenses of .20% for each of the Funds) and the Underlying Portfolio level indirect expenses (assuming all of the assets of each Fund are invested in Proprietary Portfolios), that would be incurred over various periods with respect to each of the Funds. Estimated expense ratios after waivers would be 1.51% for the Growth Fund, 1.42% for the Moderate Growth Fund, and 1.34% for the Income and Growth Fund.



                                                                                     KEYCHOICE        KEYCHOICE
                                                                    KEYCHOICE         MODERATE        INCOME AND
                                                                      GROWTH           GROWTH           GROWTH
Example                                                                FUND             FUND             FUND
---------------------------------------------------------------    ------------     ------------     ------------
You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) full redemption at the end of each time period:
  1 Year.......................................................        $ 15             $ 14             $ 14
  3 Years......................................................        $ 48             $ 45             $ 42


  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%. YOU WOULD PAY THE SAME AMOUNT OF EXPENSES ON THE SAME INVESTMENT ASSUMING NO REDEMPTION AT THE END OF EACH TIME PERIOD.

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                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


  There are three KeyChoice Funds: Growth Fund, Moderate Growth Fund, and Income and Growth Fund. These three Funds invest in KMF and/or VP mutual funds representing different combinations of equity securities, fixed income securities, or cash reserves, each having varying degrees of potential investment risk and reward. In addition, funds that are not part of the same group of investment companies as the Funds may be used to fulfill a particular investment niche. Each Fund will be managed based on the investment restrictions and asset allocation policies described in this Prospectus. An investor would choose a Fund based on personal objectives, investment time horizon, tolerance for risk and personal financial circumstances.



  As a general matter, the Funds invest between 80% and 85% of their total assets at the time of purchase in investment portfolios of KMF and VP. A portion of the remainder of each Fund's assets is invested primarily in shares of Other Portfolios, which are not part of the same group of investment companies as the Funds. During an interim period immediately following commencement of operations, and pending the approval of the Company's Board of Directors to increase the percentage of a Fund's assets that may be invested in Other Portfolios, each Fund will limit its investments in Other Portfolios to a range of 0-5% of total assets, at the time of purchase. It is anticipated that, at the conclusion of the interim period, the approval of the Board of Directors will be sought to increase the percentage of total assets that each Fund may invest in Other Portfolios to 15-20% (at the time of purchase). Initial and subsequent allocation decisions are made as a result of investment analyses undertaken by Key Advisers within the ranges shown below.



  The Funds are intended as an efficient and cost-effective method of giving investors access to three different, yet comprehensive portfolio mixes. The risk/return balance of each Fund is varied by the proportion of assets allocated to the different kinds of investments. For example the Growth Fund invests a large portion of its assets in Underlying Portfolios that invest in equity securities. An investor seeking capital appreciation potential, with a longer time horizon and a tolerance for volatility, might choose this Fund. Conversely, an investor seeking a balance of income and growth, with a shorter time horizon and less tolerance for volatility might choose the Income and Growth Fund which invests a larger portion of its assets in Underlying Portfolios that invest in fixed income securities.



  The Funds do not pay a front-end sales load or contingent deferred sales charge in connection with the purchase or redemption of shares of the Underlying Portfolios. Furthermore, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or the terms of any exemptive order received by the Funds from the Commission, any sales charges, distribution-related fees and service fees relating to shares of the Funds will not exceed the limits set forth in the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") when aggregated with any sales charges, distribution-related fees and service fees that the Funds pay relating to Underlying Portfolio shares.


  The investment objectives and policies of each of the three Funds are set forth below.


KEYCHOICE GROWTH FUND

  The investment objective of the Growth Fund is to seek to provide growth of capital. The Growth Fund seeks to achieve this objective by allocating its assets primarily among Underlying Portfolios that invest in equity securities.



  The Growth Fund selects appropriate Proprietary Portfolios and Other Portfolios in which to invest based on the direction of Key Advisers. As indicated in the following table, the Growth Fund, under normal market conditions, maintains an investment mix of 70-90% of its assets in Underlying Portfolios that invest in equity securities, 10-30% of its assets in Underlying Portfolios that invest in bonds and fixed income securities and 0-15% of its assets in Underlying Portfolios that invest in money market instruments. Key Advisers continuously monitors the allocation and rebalances or reallocates its investments across Underlying Portfolios as market conditions warrant. All reallocations are expected to occur within the ranges shown.



KEYCHOICE MODERATE GROWTH FUND

  The investment objective of the Moderate Growth Fund is to seek to provide growth of capital combined with a moderate level of current income. The Moderate Growth Fund seeks to achieve this objective by allocating its assets primarily among Underlying Port-

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folios that invest in equity securities and, to a lesser extent, fixed income securities.



  The Moderate Growth Fund selects appropriate Proprietary Portfolios and Other Portfolios in which to invest based on the direction of Key Advisers. As indicated in the following table, the Moderate Growth Fund, under normal market conditions, maintains an investment mix of 50-70% of its assets in Underlying Portfolios that invest in equity securities, 30-50% of its assets in Underlying Portfolios that invest in bonds and fixed income securities, and 0-15% of its assets in Underlying Portfolios that invest in money market instruments. Key Advisers continuously monitors the allocation and rebalances or reallocates its investments across Underlying Portfolios as market conditions warrant. All reallocations are expected to occur within the ranges shown.



KEYCHOICE INCOME AND GROWTH FUND



  The investment objective of the Income and Growth Fund is to seek to provide current income combined with moderate growth of capital. The Income and Growth Fund seeks to achieve this objective by allocating its assets primarily among Underlying Portfolios that invest in fixed income securities and, to a lesser extent, equity securities.



  The Income and Growth Fund selects appropriate Proprietary Portfolios and Other Portfolios in which to invest based on the direction of Key Advisers. As indicated in the following table, the Income and Growth Fund, under normal market conditions, maintains an investment mix of 30-50% of its assets in Underlying Portfolios that invest in equity securities, 50-70% of its assets in Underlying Portfolios that invest in bonds and fixed income securities and 0-15% of its assets in Underlying Portfolios that invest in money market instruments. Key Advisers continuously monitors the allocation and rebalances or reallocates its investments across Underlying Portfolios as market conditions warrant. All reallocations are expected to occur within the ranges shown.



  Key Advisers may allocate a Fund's assets among Underlying Portfolios that invest in any of the following: equity securities, fixed income securities and money market instruments within the ranges set forth in this Prospectus. An illustration of one possible investment mix within the ranges shown above is as follows:



                                 KEYCHOICE    KEYCHOICE
                     KEYCHOICE    MODERATE    INCOME AND
                      GROWTH       GROWTH       GROWTH
------------------------------------------------------
Equities               80%          60%          40%
Money Market            2%           2%           2%
Fixed Income           18%          38%          58%



  A Fund's compliance with the investment ranges described in this Prospectus is determined immediately after, and as a result of, the Fund's acquisition of shares of an Underlying Portfolio.

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  The following table shows how the assets of the Growth Fund, the Moderate Growth Fund, and the Income and Growth Fund may be divided among various types of Underlying Portfolios:



                                                                  PERCENTAGE
                                PERCENTAGE       PERCENTAGE       OF INCOME
                                    OF          OF MODERATE          AND
                                  GROWTH           GROWTH           GROWTH
                                  FUND'S           FUND'S           FUND'S              PROPRIETARY PORTFOLIOS
     INVESTMENT CATEGORY        NET ASSETS       NET ASSETS       NET ASSETS           QUALIFYING FOR PURCHASE
-----------------------------  ------------     ------------     ------------     ----------------------------------
Equity Funds.................      70-90%           50-70%           30-50%       SBSF Fund
                                                                                  SBSF Capital Growth Fund
                                                                                  Value Fund
                                                                                  Diversified Stock Fund
                                                                                  Growth Fund
                                                                                  Special Value Fund
                                                                                  Special Growth Fund
                                                                                  International Growth Fund
Bond/Fixed Income Funds......      10-30%           30-50%           50-70%       SBSF Convertible Securities Fund
                                                                                  Government Mortgage Fund
                                                                                  Investment Quality Bond Fund
                                                                                  Fund for Income
                                                                                  Intermediate Income Fund
                                                                                  Limited Term Income Fund
Money Market Fund............       0-15%            0-15%            0-15%       Financial Reserves Fund



ALL FUNDS



  The selection of the Proprietary Portfolios in which the Growth Fund, Moderate Growth Fund, and Income and Growth Fund will invest, as well as the percentage of assets which can be invested in each type of underlying mutual fund, are not fundamental investment policies and can be changed without the approval of a majority of the respective Fund's shareholders. Any change to the percentage ranges shown above for allocation across types of Underlying Portfolios requires the approval of the Company's Board of Directors. Similarly, any change to the percentage ranges described herein concerning allocation to Proprietary Portfolios as contrasted with Other Portfolios also requires the approval of the Company's Board of Directors. Investors desiring more information on a Proprietary Portfolio listed above may call KeyFunds and Victory Portfolios at 800-KEY-FUND to request a prospectus, which is available without charge. The selection of the specific Other Portfolios is within the Adviser's discretion.



  Changes in the net asset values of the Underlying Portfolios will affect a Fund's net asset value ("NAV"). Because each Fund invests primarily in other mutual funds, which fluctuate in value, the Funds' shares will correspondingly fluctuate in value. Although the Funds normally seek to remain substantially invested in the Underlying Portfolios, a Fund may invest a portion of its assets in certain short-term obligations to maintain liquidity in order to meet shareholder redemptions and other short-term cash needs. There may be times when, in the opinion of Key Advisers, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Fund invest without limitation in short-term obligations. A Fund may also borrow money for temporary or emergency purposes.



INVESTMENT ADVISORY CONFLICTS OF INTEREST



  Key Advisers and certain of its affiliates provide advisory and other services to the Proprietary Portfolios, for which they receive compensation. In addition, Key Advisers and certain of its affiliates may provide services to, and receive fees from, the Other Portfolios. However, any fees received from the Other Portfolios are likely to be substantially less than those received from the Proprietary Portfolios. These fee differences subject Key Advisers to conflicts of interest, in that Key Advisers could increase its fee income or that of its affiliates by increasing the allocation of Fund assets to Proprietary Portfolios (that pay higher fees) and decreasing the allocation to Other Portfolios.



  Key Advisers also is subject to conflicts of interest in allocating Fund assets among the various Proprietary

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Portfolios because the fees payable to Key Advisers and/or its affiliates by certain Proprietary Portfolios are higher than the fees payable by other Proprietary Portfolios. In addition, in managing the Funds, Key Advisers will have the authority to select and substitute Underlying Portfolios. In short, the varying fees received by Key Advisers and/or its affiliates from the various Underlying Portfolios subject it to a range of conflicts of interest.



  To reduce, in part, these conflicts of interest, Key Advisers will be required to obtain the approval of the Board of Directors of the Company, including a majority of the Directors who are not interested persons of the Company, to replace any Other Portfolio with a Proprietary Portfolio, or to change the percentage range of assets allocated for investment in Other Portfolios. This requirement will not, however, eliminate the conflicts of interest described above, as the Directors may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Proprietary Portfolios.



  In selecting Underlying Portfolios, Key Advisers is not required to select portfolios on the basis of any specific criteria, such as prior performance. Rather, Key Advisers has the discretion to select Underlying Portfolios, including both Proprietary and Other Portfolios, based on various factors that it deems relevant under the circumstances. Accordingly, a particular Underlying Portfolio may underperform relative to the universe of funds within its category of funds (e.g., short-term bond funds).



PERMISSIBLE INVESTMENTS AND ASSOCIATED RISKS



  Investment Company Securities. The 1940 Act permits the Funds to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act) as the Company, provided certain limitations are observed. Generally, these limitations require that a fund of funds (a) limit its investments to shares of other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act) as the fund of funds, Government securities and short-term paper; (b) observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders of the fund of funds; and (c) do not invest in other funds of funds. An exemptive order issued by the Commission permits: (a) the Funds to purchase an unlimited amount of the outstanding voting shares of each Proprietary Portfolio; (b) the securities of each Proprietary Portfolio to have an aggregate value of as much as 100% of the total assets of the Funds; (c) the Funds to invest up to 100% of their assets in the securities of the Proprietary Portfolios (subject to Board approval); (d) each of the Proprietary Portfolios to sell more than 3% of its total outstanding voting stock to the Funds under certain conditions; and (e) a Fund to acquire, together with its affiliates, up to 3% of the total outstanding shares of an Other Portfolio. Without this order, the 1940 Act would prohibit any investing by the Funds in Other Portfolios. Because other investment companies employ an investment adviser, investments by a Fund in shares of Underlying Portfolios will cause shareholders to bear additional fees, such as management fees, to the extent advisory fees are not waived by Key Advisers. The KeyFunds are advised by Spears, Benzak, Salomon & Farrell, Inc. ("Spears") or Key Advisers and the Victory Portfolios are advised by Key Advisers and, in certain cases, sub-advised by Society Asset Management, Inc. See "Expenses, Distribution Plan and Shareholder Servicing Plan" for a more complete discussion of expenses.



  During an interim period immediately following commencement of operations, and pending the approval of the Company's Board of Directors to increase the percentage of a Fund's assets that may be invested in mutual funds that are not part of the same group of investment companies as the Funds (i.e., Other Portfolios), each Fund will limit its investments in Other Portfolios to a range of 0-5% of total assets, at the time of purchase. It is anticipated that, at the conclusion of the interim period, the approval of the Board of Directors will be sought to increase the percentage of total assets that each Fund may invest in Other Portfolios to 15-20% (at the time of purchase). Such investment is constrained by the terms of the Commission order and federal securities regulations in that a Fund and its affiliates, collectively, may acquire no more than 3% of the total outstanding stock of any Other Portfolio. Under the 1940 Act, an Other Portfolio may elect not to redeem shares in excess of 1% of its outstanding shares during any period of less than thirty days. Accordingly, if a Fund and its affiliates were to accumulate over 1%, but less than 3%, of an Other Portfolio's outstanding stock, Key Advisers may have difficulty disposing of it. Thus, to the extent that a Fund, either alone or along with its affiliates, owns 1% or more of the outstanding shares of an Other Portfolio, such investment will be considered to be illiquid for purposes of the Fund's 15% (of net assets) limitation on investments in illiquid securities. In order to avoid a possible liquidity problem, Key Advisers con-

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tinually monitors each Fund's holdings with respect to the percentage of each Other Portfolio's shares purchased. In light of the foregoing legal constraints on buying and selling stocks of the Other Portfolios, investors should realize that occasions may arise when Key Advisers might not take advantage of certain opportunities to invest in these portfolios, and may in fact seek suitable alternatives. Some Underlying Portfolios may elect to redeem their shares wholly or in part in portfolio securities in lieu of cash as part of an "in-kind" redemption, which has certain expenses associated with it. If a Fund receives securities as part of an in-kind redemption, the Fund will receive and retain the securities (or immediately liquidate such securities) if Key Advisers believes that it is in the best interest of shareholders, whether or not the purchase of such securities would have been permitted by the investment objectives and policies of the Fund. It is important to note that the Funds have little or no knowledge or control over the daily investment activities and management of Other Portfolios. Key Advisers will select the Other Portfolios that may be purchased from time to time by the Funds.



  Depending on an Other Portfolio's investment objective, policies and restrictions, additional risks may be created by a Fund's investment in an Other Portfolio. Other Portfolios may follow some or all of the investment practices of the Proprietary Portfolios and may follow other investment practices. The Funds have little or no control over the investment activities of the Other Portfolios. There may, in fact, be additional investment practices, not discussed herein or in the Statement of Additional Information, that both the Proprietary Portfolios and Other Portfolios may engage in from time to time.

  The Funds may invest in Underlying Portfolios that have concentrated their investments (invested more than 25% of their total assets) in a single industry. Because of this, the value of shares of such an Underlying Portfolio may be subject to greater market fluctuation than a mutual fund which has greater industry diversification. The Funds may be impacted indirectly by such a concentration policy of Underlying Portfolios.



  The Funds are permitted to invest in Underlying Portfolios that invest in the following: below investment grade debt securities ("junk bonds"), mortgage-backed securities, and forward foreign currency transactions. In addition, the Funds are permitted to invest in Underlying Portfolios that invest in derivatives, such as options, forward foreign currency contracts, future contracts, and options on future contracts, among others. In general, a derivative is a financial instrument, the value or return of which is based on, or "derived" from, another security, index or interest rate. For a more complete discussion of junk bonds, mortgage-backed securities, and certain derivatives in which some Proprietary Portfolios may invest, as well as their special risks, see "Investment Objectives and Policies" in the Statement of Additional Information.

  The Funds do not pay any front-end sales loads or contingent deferred sales charges in connection with the purchase or redemption of shares of the Underlying Portfolios. In addition, to the extent required by the 1940 Act or the terms of any exemptive order received by the Funds from the Commission, the sales charges, distribution-related fees and service fees related to shares of the Funds will not exceed the limits set forth in the Conduct Rules of the NASD when aggregated with any sales charges, distribution-related fees and service fees that the Funds pay relating to Underlying Portfolio shares.



  Although some of the Underlying Portfolios in which the Funds invest do not necessarily share the same investment objective as the investing Fund, those Underlying Portfolios will be selected by Key Advisers based on various criteria. Among other things, Key Advisers analyzes the potential portfolio's investment objective, policies, and investment strategy to see how it compares to that of the Fund. Performance is also evaluated, along with strength of management, size, and portfolio composition.



  An investor in the Funds should realize that investments in the Underlying Portfolios can be made directly. By investing in the Underlying Portfolios indirectly through the Funds, an investor will incur not only a proportionate share of the expenses of the Underlying Portfolios (including operating costs and investment advisory, shareholder servicing and administration fees), but also, similar expenses of the Funds. The Board of Directors of the Company has determined that the advisory fees payable to Key Advisers under the advisory contracts of the Funds are for services that are in addition to, rather than duplicative of, services provided pursuant to any underlying mutual fund's advisory contract. See "Expenses, Distribution Plan and Shareholder Servicing Plan" for a more complete discussion of expenses. The Proprietary Portfolios and Other Portfolios themselves may incur distribution plan expenses in the form of "12b-1 fees."



  In addition to the Underlying Portfolios, the Growth Fund, Moderate Growth Fund, and Income and

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Growth Fund may each invest in high quality short-term debt obligations, such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements with maturities of less than seven days, debt obligations backed by the full faith and credit of the U.S. Government and demand and time deposits of domestic and foreign banks and savings and loan associations.



INVESTMENT RISKS



  Certain Investment Techniques. Every investment in a mutual fund involves some risk and an investment in the Funds is no different in that respect. The Funds are designed to help spread risk and even out swings in performance through a comprehensive allocation program of investing in several Underlying Portfolios. These Underlying Portfolios may invest in equity securities, bonds and fixed-income securities, money market instruments and cash. The Funds are consequently exposed to market risk, interest rate risk, credit risk and manager risk. In addition, the Funds may be exposed to foreign investment risk.



  Market Risk. Market risk is the possibility that equity prices in general will fluctuate over time. In this regard, the value of equity securities held by an Underlying Portfolio, like the broader stock market, may decline over short or even extended periods.



  Interest Rate Risk. Underlying Portfolios that invest in bonds, fixed income instruments, and, to a lesser extent, money market instruments will be subject to interest rate risk. This means that, generally, the price of such securities may rise when interest rates fall and the price may fall when interest rates rise.



  Credit Risk. Debt securities that are not backed by the U.S. government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.



  Manager Risk. Manager risk refers to the possibility that the investment adviser of an underlying mutual fund may fail to execute such fund's investment strategy effectively, and thus fail to achieve its objective. As discussed earlier, the Funds invest most of their assets in the Proprietary Portfolios, which are advised by Spears and Key Advisers. Key Advisers also serves as the investment adviser to the Funds. Investors should be aware that the Funds' performance directly correlates to the dollar-weighted investment performance of the Underlying Portfolios in which they invest. As with any mutual fund, a Fund's share value may decline. Changes in the net asset values of the Underlying Portfolios affect a Fund's net asset value. Also, the Funds' fulfillment of their investment objectives depends, in part, on the Underlying Portfolios meeting their investment objectives. The Funds have little or no control over the investment activities and management of the Other Portfolios. In addition, as noted above, Key Advisers is subject to various conflicts of interest because of the structure of the Funds.



  Foreign Investment Risk. Investments by Underlying Portfolios in foreign securities entail certain risks. These risks include, among others, restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates; costs of converting foreign currency to U.S. dollars and U.S. dollars to foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in U.S. markets; exposure to political and economic risks; possible imposition of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the U.S.



  There may develop additional expenses, ultimately borne by investors, proceeding from the structure of the Funds. For example, the structure of the Funds possibly may give rise to what are considered "wash" transactions, which achieve no true investment purpose. These transactions might occur when the investment adviser of one Underlying Portfolio purchases the same securities that the investment adviser of another is selling. In effect, these events would result in an indirect expense of transaction charges and commissions to a Fund with no corresponding investment benefit.



  To the extent that one or more Underlying Portfolios invests more than 25% (i.e., concentrates) of its/their total assets in one industry, a Fund may, through its investments in such Underlying Portfolios, invest 25% or more of its total assets in such industry. Such indirect concentration may subject shares of a Fund to greater fluctuation in value than would be the case in the absence of such concentration. This indirect concentration would be in addition to the Funds' concentration in the mutual fund industry as each Fund is expected to invest substantially all of its assets in Proprietary and Other Portfolios.

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OTHER INFORMATION



  The investment objectives of the Funds are not fundamental policies, which means they may be changed without a vote of the holders of a majority of a Fund's outstanding shares (as defined in the Statement of Additional Information). The investment policies of the Funds may be changed without an affirmative vote of the holders of a majority of shares of the respective Funds unless (1) a policy is expressly stated to be a fundamental policy of a Fund or
(2) a policy is expressly stated to be changeable only by such majority vote. There can be no assurance that a Fund will achieve its investment objective. In addition, investments in a Fund are not insured against loss of principal. While the Funds offer a greater level of diversification than many other types of mutual funds, a single Fund may not provide a complete investment program for an investor.


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                     DESCRIPTIONS OF PROPRIETARY PORTFOLIOS
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PERFORMANCE OF PROPRIETARY PORTFOLIOS



  The following table summarizes the average annual total return (after the deduction of fund operating expenses, but before the deduction of any applicable sales loads) for the following Proprietary Portfolios for the periods ended October 31, 1996:



                                                        DATE OF
                                                      COMMENCEMENT
                                                          OF
PROPRIETARY PORTFOLIO(1)                              OPERATIONS     INCEPTION    ONE YEAR    FIVE YEARS    TEN YEARS
---------------------------------------------------   -----------    ---------    --------    ----------    ---------
KEYFUNDS:
SBSF Fund..........................................     10/17/83       13.07%      20.34%       12.97%        12.03%
SBSF Capital Growth Fund...........................      11/1/93        8.44%       5.08%          N/A           N/A
SBSF Convertible Securities Fund...................      4/14/88       11.82%      19.78%       12.51%           N/A
VICTORY PORTFOLIOS:
Value Fund.........................................      12/3/93       16.84%      24.66%          N/A           N/A
Diversified Stock Fund -- Class A..................     10/20/89       14.48%      27.16%       16.49%           N/A
Growth Fund........................................      12/3/93       16.57%      25.66%          N/A           N/A
Special Value Fund -- Class A......................      12/3/93       15.12%      20.60%          N/A           N/A
Special Growth Fund................................      1/11/94       13.19%      19.73%          N/A           N/A
International Growth Fund -- Class A...............      5/18/90        6.23%       5.65%        8.51%           N/A
Intermediate Income Fund...........................     12/10/93        4.58%       4.56%          N/A           N/A
Investment Quality Bond Fund.......................     12/10/93        5.03%       4.65%          N/A           N/A
Fund for Income....................................       5/8/87        8.42%       6.35%        6.28%           N/A
Government Mortgage Fund...........................      5/18/90        8.33%       5.54%        6.94%           N/A
Limited Term Income Fund...........................     10/20/89        6.51%       4.94%        5.39%           N/A

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(1) The total return information set forth above does not reflect the deduction of front-end sales charges, if any, which may be imposed in connection with purchases of shares of the Victory Portfolios because the KeyChoice Funds will not pay otherwise applicable front-end or contingent deferred sales charges in connection with purchases and redemptions of shares of Underlying Portfolios in reliance on waivers of such charges. There are no front-end or contingent deferred sales charges imposed on purchases or redemptions of shares of the KeyFunds. Investors in certain of the Proprietary Portfolios listed above who do not qualify for such waivers would pay front-end sales charges of up to 4.75% in connection with investments in such Funds. Had such sales charges been factored into the total return information set forth, such total return data would be lower. Investors are reminded that the Proprietary Portfolios' total return information set forth above is not, and should not be viewed as, indicative of the future performance of either the Proprietary Portfolios or the KeyChoice Funds. A Fund's investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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DESCRIPTION OF UNDERLYING KEYFUNDS



  SBSF Fund. The SBSF Fund's investment objective is to seek a high total return over the long term consistent with reasonable risk. In seeking its objective, the SBSF Fund will invest primarily in common stocks which in the opinion of its adviser have the potential for capital appreciation in excess of market averages during periods of market strength while attempting to preserve capital during periods of market weakness.



  SBSF Capital Growth Fund. The SBSF Capital Growth Fund's investment objective is to seek capital appreciation. The SBSF Capital Growth Fund seeks to achieve its objective by investing in equity securities of companies which its adviser believes are likely to have rapid growth in earnings or cash flow. The SBSF Capital Growth Fund will invest primarily in the securities of small to medium capitalization companies.



  SBSF Convertible Securities Fund. The SBSF Convertible Securities Fund's investment objective is to seek a high level of current income together with long-term capital appreciation. The SBSF Convertible Securities Fund will invest primarily in convertible bonds, corporate notes, convertible preferred stocks and other securities convertible into common stock.



DESCRIPTION OF UNDERLYING VICTORY PORTFOLIOS



  Value Fund. The Value Fund seeks to provide long-term growth of capital and dividend income. The fund pursues this objective by investing primarily in a diversified group of common stocks with an emphasis on companies with above average total return potential.



  Diversified Stock Fund. The Diversified Stock Fund seeks to provide long-term growth of capital. The fund pursues this investment objective by investing primarily in common stocks and securities convertible into common stocks issued by established domestic and foreign companies.



  Growth Fund. The Growth Fund seeks to provide long-term growth of capital. The fund pursues this objective by investing primarily in common stocks of issuers listed on a nationally recognized exchange with an emphasis on companies with superior prospects for long-term earnings growth and price appreciation.



  Special Value Fund. The Special Value Fund seeks to provide long-term growth of capital and dividend income. The fund pursues this objective by investing primarily in common stocks of small and medium-sized companies listed on a nationally recognized exchange with an emphasis on companies with above average total return potential.



  Special Growth Fund. The Special Growth Fund seeks capital appreciation. The fund pursues this investment objective by investing primarily in equity securities of companies that have market capitalizations of $750 million or less at the time of purchase.



  International Growth Fund. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The fund pursues this objective by investing primarily in equity securities of foreign corporations, most of which will be denominated in foreign currencies.



  Government Mortgage Fund. The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal. The fund pursues this objective by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



  Investment Quality Bond Fund. The Investment Quality Bond Fund seeks to provide a high level of income. The fund pursues this objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.



  Fund For Income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The fund pursues this objective by investing primarily in selected mortgage-related securities.



  Intermediate Income Fund. The Intermediate Income Fund seeks to provide a high level of income. The fund pursues this objective by investing in debt securities issued by corporations and the U.S. Government and its agencies and instrumentalities.



  Limited Term Income Fund. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The fund pursues this objective by investing in a portfolio of high grade, fixed income securities with a dollar-weighted average maturity of one to five years, based on remaining maturities.



  Financial Reserves Fund. The Financial Reserves Fund seeks to obtain as high a level of current income

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as is consistent with preserving capital and providing liquidity. The fund pursues this investment objective by investing primarily in a portfolio of high-quality U.S. dollar denominated money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per unit of beneficial interest, and shares of the Fund are offered at net asset value.



ADDITIONAL INFORMATION REGARDING CERTAIN OF THE PROPRIETARY PORTFOLIOS' INVESTMENTS

  The following paragraphs provide a brief description of some of the types of securities in which certain Proprietary Portfolios may invest in accordance with their respective investment objectives, policies and limitations. The following also includes a brief description of certain risk factors associated with certain of the investment activities of the Proprietary Portfolios. Additional relevant information is provided in the Statement of Additional Information. The prospectuses and statements of additional information of the Proprietary Portfolios also detail permissible investment activities and associated risk factors for each Proprietary Portfolio. Copies of the prospectuses and statements of additional information for the Proprietary Portfolios may be obtained upon request and without charge by calling KeyFunds at 800-KEY-FUND.



  - Short-Term Obligations. Certain of the Proprietary Portfolios may hold short-term obligations generally limited to "investment grade" liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements with maturities of less than seven days and debt obligations backed by the full faith and credit of the U.S. Government. Bankers' acceptances are instruments of domestic banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. "Investment grade" obligations are those rated at the time of purchase within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are obligations that the adviser or sub-adviser to the Proprietary Portfolio determine to be of comparable quality. The applicable securities ratings are described in Appendix A to the Statement of Additional Information.



  - Futures Contracts. Certain Proprietary Portfolios may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or an index, may purchase or sell options on any such futures contracts and may engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.



  Futures transactions may require a Proprietary Portfolio to segregate assets to cover contracts that require the Proprietary Portfolio to purchase securities or currencies. A Proprietary Portfolio may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Proprietary Portfolio had not entered into any futures transactions. In addition, the value of the Proprietary Portfolio's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Proprietary Portfolio's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.



  - Securities Lending. In order to generate additional income, certain of the Proprietary Portfolios may, from time to time, lend their portfolio securities. Generally, the Proprietary Portfolio must receive collateral equal to 100% of the securities' value in the form of cash or U.S. Government securities, plus any interest due which collateral must be marked to market daily by the Proprietary Portfolio's adviser or sub-adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Proprietary Portfolio. During the time portfolio securities are on loan, the borrower pays the Proprietary Portfolio amounts equal to any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans are subject to termination by the Proprietary Portfolio or the borrower at any time. While a Proprietary Portfolio does not have the right to vote securities on loan, the Proprietary Portfolios intend to terminate any loan and regain the right to vote if that is considered important with respect to the Proprietary Portfolio's investment.



  - Options. Certain of the Proprietary Portfolios may purchase and sell (i.e., write) options on securities, indexes, and foreign currencies. Certain of the Proprietary Portfolios may engage in writing call options from time to time as a hedging device. Some of

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the Proprietary Portfolios will write only covered call options which, generally, means that so long as the Proprietary Portfolio is obligated as the writer of a call option, the Proprietary Portfolio will either own the underlying securities subject to the call, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. Generally, such options must be listed on a national securities exchange and issued by the Options Clearing Corporation.



  Certain of the Proprietary Portfolios may write covered call options and "covered" put options. A "covered" put option generally means that so long as the Proprietary Portfolio is obligated as the writer of the put option, the Proprietary Portfolio will maintain liquid assets with a value equal to the exercise price in a segregated account with its custodian, or hold a put on the same underlying security at an equal or greater exercise price. Options in which certain Proprietary Portfolios invest may be traded on exchanges and in the over-the-counter market.



  Options can be volatile investments and involve certain risks, such as the inability to close out the option because of an illiquid secondary market, losses incurred due to poor correlation with other investments, or losses due to application of a hedge at an inappropriate time or poor judgment of market conditions by an investment adviser.



  - Convertible Securities. Certain of the Proprietary Portfolios will purchase convertible securities (typically a bond or preferred stock that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer) which may or may not be rated by an NRSRO, or may be rated below investment grade by an NRSRO. Securities rated below investment grade are sometimes referred to as "high yield" or "junk bonds." Further information concerning "junk bonds" is discussed in the Statement of Additional Information.



  As a fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. However, because the price of a convertible security is also influenced by the market value of the security's underlying common stock, the price of a convertible security tends to increase as the market value of the underlying stock increases, and decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.



  - Illiquid Securities. Certain of the Proprietary Portfolios may invest a portion of their net assets in illiquid securities, including securities restricted as to disposition under the federal securities laws, securities as to which there are no readily available market quotations and repurchase agreements with a maturity in excess of seven days. However, illiquid securities for purposes of this limitation generally do not include securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), which the Proprietary Portfolio's Board of Directors or Trustees or its investment adviser has determined are liquid. Such a determination would take into consideration, among other factors, valuation, liquidity and availability of information. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Proprietary Portfolios could adversely affect the liquidity of such securities. A Proprietary Portfolio might be unable to dispose of such securities promptly or at reasonable prices.


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                            MANAGEMENT OF THE FUNDS
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DIRECTORS AND OFFICERS


  The Directors, in addition to reviewing the actions of the Funds' Adviser, Administrator and Distributor, as set forth below, decide upon matters of general policy. The Company's officers conduct and supervise the daily business operations of the Funds. The names, addresses and business affiliations of the Directors and officers of the Company are set forth in the Statement of Additional Information.


THE INVESTMENT ADVISER



  The investment adviser to the Funds is KeyCorp Mutual Fund Advisers, Inc., an Ohio corporation that is registered as an investment adviser with the Commission. The Adviser is a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc. and is an indirect wholly owned subsidiary of KeyBank National Association, which is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding

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companies in the United States. KeyCorp's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.


  The Adviser and its affiliates, as of September 30, 1996, managed approximately $49 billion in assets for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds. The Adviser's principal offices are located at 127 Public Square, Cleveland, Ohio 44114. Key Advisers is newly formed, but many of its professionals have managed mutual funds in their capacity as employees of other subsidiaries of KeyCorp. Key Advisers was organized as an Ohio corporation on July 27, 1995, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.



  Pursuant to an Asset Management Agreement, the Adviser furnishes a continuous investment program for the Funds, makes the day-to-day investment decisions for the Funds, executes purchase and sale orders for the portfolio transactions of the Funds and generally manages the Funds' investments in accordance with the stated policies of the Funds, subject to the general supervision of the Board of Directors of the Company.



  The Asset Management Agreement also provides that Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Asset Management Agreement provides that Key Advisers may render services through its own employees or through the employees of one or more affiliated companies that are qualified to act as investment adviser to the Funds and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons that is managed by authorized officers of Key Advisers.



  Under the Asset Management Agreement, as compensation for the services rendered and related expenses borne by the Adviser, each Fund will pay the Adviser a fee, computed daily and payable monthly, equal to 0.20% per annum of the Fund's average daily net assets. Key Advisers may periodically waive all or a portion of its advisory fees.



  Each Fund's investments are managed by the KeyChoice Allocation Committee of Key Advisers, and no one person is primarily responsible for making investment recommendations to the Committee.



                       THE ADMINISTRATOR, DISTRIBUTOR AND
                                FUND ACCOUNTANT

  BISYS Fund Services ("BISYS" or the "Administrator") serves as the administrator for the Funds. The Administrator generally assists in all aspects of the Funds' administration and operation. Pursuant to the Administration Agreement between the Administrator and the Company, for expenses incurred and services provided as Administrator, BISYS receives a fee from each Fund, computed daily and paid monthly, at an annual rate of 0.01% of a Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administration fee with respect to a Fund.



  BISYS also serves as the independent underwriter and distributor of the shares of the Funds (the "Distributor"). Pursuant to the Distribution Agreement between the Company and the Distributor, BISYS is obligated to use its best efforts to sell shares of the Funds. In addition, under the Distribution Agreement, BISYS may enter into agreements with selected dealers for the distribution of shares. Key Advisers neither participates in nor is responsible for the underwriting of Fund shares.



  The Distributor, at its own expense, may provide cash compensation to dealers in connection with sales of shares of the Funds. The maximum cash compensation payable by the Distributor is 0.25%, on an annual basis, of the net asset value of the shares of a Fund. In addition, the Distributor will, from time to time and at its own expense, provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Key Mutual Funds and/or other dealer-sponsored special events, including payment for travel expenses and lodging incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Funds' shares to qualify for this compensation if prohibited by the laws of any state or any self-regulatory organization, such as

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the NASD. None of the aforementioned compensation is paid for by the Funds or their shareholders.



  BISYS Fund Services, Inc. ("BISYS, Inc." or the "Fund Accountant") provides the Funds with certain accounting services pursuant to a Fund Accounting Agreement with the Company, and receives a fee from each Fund for such services.



  Morrison & Foerster LLP, counsel to the Company, has advised the Company that Key Advisers and its affiliates may perform the services contemplated by the Asset Management Agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial and administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any of such services, it is expected that new arrangements would be proposed or entered into with another entity or entities qualified to perform such services.


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           EXPENSES, DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN
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  Except as set forth above under "Management of the Funds" and as set forth below, each of the Funds bears the expenses directly applicable to it and a portion of the general administrative expenses, applicable to all the Funds, which may be allocated among the Funds in a manner believed to be fair and equitable. Expenses that are directly applicable to a Fund include expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, legal and auditing expenses directly incurred by the Fund, and charges of Key Advisers, BISYS, the Custodian, the Fund Accountant, the Servicing Agent and the Transfer Agent. General expenses which would be allocated include directors' fees, general corporate legal and auditing expenses, state franchise taxes, costs of printing and mailing proxies, shareholder reports and prospectuses sent to existing shareholders, trade association fees, Commission fees and accounting costs. For further information see "Expenses, Distributor and Distribution Plan" in the Statement of Additional Information.



  The expenses associated with investing in a "fund of funds," such as the Growth, Moderate Growth, and Income and Growth Funds, are generally higher than those of investment companies that do not invest in other mutual funds. These increased expenses stem from the fact that investors must indirectly pay a portion of the operating costs of the Underlying Portfolios. The structure of the Funds will avoid layering of costs to a meaningful extent based on the fact that (a) any advisory fees charged are based on services that are in addition to, and not duplicative of, services provided under any Underlying Portfolio's advisory contract; (b) the Funds pay no front-end or contingent deferred sales charges in connection with the purchase or redemption of shares of the Underlying Portfolios; (c) to the extent required by the 1940 Act or Commission exemptive order any sales charges, distribution-related fees or service fees related to the shares of the Funds do not exceed the limits set forth in the NASD's Conduct Rules when aggregated with any sales charges, distribution-related fees or service fees that the Funds may pay relating to acquisition, holding or disposition of Underlying Portfolio shares; (d) administrative and other fees charged by both the Funds and the Underlying Portfolios are not redundant inasmuch as distinct services are being provided at each level; and (e) any additional incremental cost incurred by investing in the Funds is in return for a substantial investment management service, namely the initial and ongoing asset allocation of investments made in the Underlying Portfolios, and provision of meaningful additional diversification benefits.



  The Company has adopted a Shareholder Servicing Plan for the Funds. In accordance with the Shareholder Servicing Plan, the Company, on behalf of the Funds, may enter into shareholder service agreements under which each Fund may pay fees of up to 0.25% of its average daily net assets for fees incurred in connection with the personal service and the maintenance of accounts holding the shares of the Funds. Such agreements are entered between the Company, on behalf of the Funds, and various shareholder servicing agents, including the Distributor, Key Trust Company of Ohio, N.A. and its affiliates, and other financial institutions and securities brokers (each a "Shareholder

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Servicing Agent"). Each Shareholder Servicing Agent generally will provide support services to shareholders by establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, arranging for bank wires, responding to routine inquiries, providing recordkeeping services, forwarding shareholder communications, assisting in the processing of purchase, exchange and redemption requests and assisting shareholders in changing dividend options, account designations and addresses. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees with respect to the Funds.



  The Company has also adopted a Distribution Plan (the "Distribution Plan") for the Funds pursuant to Rule 12b-1 under the 1940 Act. No separate payments are authorized to be made by the Funds under the Plan. Rather, the Plan provides that to the extent any portion of the fees payable under the Shareholder Servicing Plan or any Shareholder Servicing Agreement (described above) is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Plan and in accordance with Rule 12b-1.



  Each Fund is actively managed and has no restrictions upon portfolio turnover. The annual turnover rate of each Fund is not expected to exceed 100%.


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                        DETERMINATION OF NET ASSET VALUE
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  The net asset values ("NAV") of the shares of the Growth Fund, Moderate Growth Fund, and Income and Growth Fund are determined and their shares are priced as of the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally at 4:00 P.M. Eastern time, each Business Day (the "Valuation Time"). A "Business Day" is a day on which the NYSE is open for trading. The NYSE is closed in observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



  In general, a Fund's net asset value per share is determined by dividing the total value of all underlying fund investments and securities held (valued at current market value or by other methods approved by the respective Board of the Underlying Portfolios) and other assets, less liabilities, by the total number of shares outstanding.


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                               PURCHASING SHARES
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  Shares may be purchased directly or through an Investment Professional of a securities broker or other financial institution that has entered into selling or servicing agreements with KeyFunds or BISYS. An Investment Professional is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets. Shares are also available to clients of bank trust departments who have qualified trust accounts. The minimum investment is $500 ($250 for Individual Retirement Accounts) for the initial purchase and $25 thereafter. Accounts set up through a bank trust department or an Investment Professional may be subject to different minimums, features, requirements and fees. Your Investment Professional will provide this information to you.



  Shares of the Funds are sold at the net asset value per share (see "Determination of Net Asset Value") next determined after receipt and acceptance by Boston Financial Data Services, Inc., the Funds' servicing agent (the "Servicing Agent"), of an order to purchase shares. There are no front-end or contingent deferred sales charges.



  Purchases of shares will be effected only on a Business Day of the Fund (as defined in "Determination of Net Asset Value"). An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on that Business Day. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of KeyChoice Funds.

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INVESTING DIRECTLY

BY MAIL:


  You may purchase shares by completing and signing an Account Application (initial purchase only) and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum investment requirement to:



                             KeyFunds
                             P.O. Box 8527
                             Boston, MA 02266-8527


  Subsequent purchases may be made in the same manner.

BY TELEPHONE:


  Subsequent purchases of shares of the Funds may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Account Application. In order to complete your transaction by ACH or wire, you should read the following sections.



BY ACH:



  If an Account Application has been previously received by the Servicing Agent, the purchase amount can be transferred between the bank account designated and your fund account via Automated Clearing House ("ACH"). Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Funds may modify or terminate the telephone and/or ACH privilege at any time or charge a service fee upon notice to shareholders. No such fee is currently contemplated. If the designated bank account does not contain sufficient assets at the time your order is processed, the order may be cancelled, and you could be liable for resulting fees and/or losses. Note that this service requires approximately 15 days to establish. Therefore, it may not be appropriate to request your initial purchase utilizing this method.


BY WIRE:


  If an Account Application has been previously received by the Servicing Agent, you may purchase shares by wiring funds to: State Street Bank and Trust Company, ABA #011000028, for Credit to DDA Account #9905-201-1, for Further Credit to KeyFunds Account # (insert your account number, name and control number assigned by the Servicing Agent). The Transfer Agent does not charge a wire fee. PRIOR TO WIRING ANY FUNDS AND IN ORDER TO ENSURE THAT WIRE ORDERS ARE INVESTED PROMPTLY, YOU MUST CALL THE FUNDS' SERVICING AGENT AT 800-KEY-FUND.



INVESTING THROUGH INVESTMENT PROFESSIONALS OR A BANK TRUST DEPARTMENT



  Shares may be purchased by investors who designate an Investment Professional or a bank trust department through procedures established by the Servicing Agent in connection with requirements of qualified accounts maintained by or on behalf of certain persons by Investment Professionals and bank trust departments. An Investment Professional is a salesperson, financial planner, investment adviser or trust officer who provides you with information regarding the investment of your assets. With respect to such purchases, it is the responsibility of the Investment Professional or a bank trust department to transmit purchase orders to the Servicing Agent and to deliver federal funds for purchase on a timely basis in order to obtain the price then in effect. Accounts set up through an Investment Professional or bank trust department may be subject to different minimums, features, requirements and fees in connection with purchases and redemptions of shares. Contact your Investment Professional or trust representative for complete information. Investors should note that they may not be able to access their account on days on which the Funds are open for business but their Investment Professional's office or bank trust department is closed.



  The services rendered by your bank trust department, including affiliates of Key Advisers, in the management of its accounts are not duplicative of any of the services for which Key Advisers is compensated. The additional fees paid by clients of bank trust departments, their affiliates, or an Investment Professional should be considered in calculating the net yield on an investment in a Fund, although such charges do not affect the Fund's dividends or distributions.



ADDITIONAL INVESTMENT REQUIREMENTS



  All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks. No cash will be accepted. All purchases made by check should be made payable to KeyFunds, or, in the case of a retirement account, to the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days. If you make a purchase with more than one check, each

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check must have a value of at least $25, and the minimum investment requirement still applies. KeyFunds and its servicing agents reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase may be canceled and you could be liable for any losses and/or fees incurred. Payment for purchase is expected at the time of the order. If payment is not received within three business days of the order, the order may be canceled, and you could be held liable for resulting fees and/or losses. Although the Funds continuously offer their shares for sale, each Fund reserves the right to reject any purchase request.



  You may initiate most transactions by telephone through your Investment Professional or bank trust department. Subsequent investments by telephone may also be made directly by calling the Servicing Agent toll-free at 800-KEY-FUND. Note that the Company and its agents will not be responsible for any losses resulting from unauthorized telephone transactions if they follow reasonable procedures designed to verify the identity of the caller. These procedures may include requesting additional information or using personalized security codes. Your Investment Professional or the Servicing Agent may also record calls, and you should verify the accuracy of your confirmation statements immediately after you receive them. The Servicing Agent may reject any purchase order for the Funds' shares within its sole discretion.



  Periodically, you will receive a statement reflecting all transactions that affect the share balance or the registration of your Fund account. You will receive a confirmation after every transaction that affects the share balance of your Fund account, except for dividend reinvestment, systematic investment and systematic withdrawal transactions. These transactions will be detailed in your Fund account statement. The Funds do not issue share certificates.


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                         THE SYSTEMATIC INVESTMENT PLAN
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  Under the Systematic Investment Plan, you may make regular systematic purchases of shares of a Fund through automatic deductions from your bank account(s). Upon obtaining your authorization, the Servicing Agent will deduct the specified amount from your designated bank account, which will then be automatically invested in shares of the relevant Fund at the net asset value next determined. Bank accounts will be debited on any day from the 1st through the 28th of each month, as selected by the shareholder. You must first meet a Fund's initial investment requirement of $500, then investments may be made monthly, quarterly, semi-annually or annually by automatically deducting $25 or more from your bank account. For officers, trustees, directors and employees, including retired directors and employees, of Key Advisers, Spears, KeyFunds, BISYS, KeyCorp and their affiliates, (and family members of each of the foregoing) who participate in the Systematic Investment Plan, there is no minimum initial investment required.



  To participate in the Systematic Investment Plan, complete the appropriate section of the Account Application and attach a voided personal check with the bank's magnetic ink coding number across the front. If your account is jointly owned, all owners must sign. Account applications can be obtained by calling the Servicing Agent. To change or discontinue existing Systematic Investment Plan instructions, submit a written request to or call the Servicing Agent at 800-KEY-FUND.


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                         THE SYSTEMATIC WITHDRAWAL PLAN
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  The Systematic Withdrawal Plan enables shareholders to make regular monthly, quarterly, semi-annual or annual redemptions of shares. With your authorization, the Servicing Agent will automatically redeem shares at the net asset value on the date of the withdrawal and have the proceeds transferred according to your written instructions. Fund accounts will be debited on any day you select from the 1st through the 28th of each month.



  You may have proceeds sent from your Fund account directly to you, to your bank account or to a third person. If you opt to have the proceeds sent to your bank account, a voided personal check with the bank's magnetic ink coding number across the front must be attached to the Account Application. The proceeds

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will be transferred between your Fund account and the bank account via ACH. If the bank account is jointly owned, all owners must sign.

  To participate in the Systematic Withdrawal Plan, the required minimum balance is $5,000. The required minimum withdrawal is $25.

  Systematic Withdrawal Plan payments are drawn from share redemptions. If Systematic Withdrawal Plan redemptions exceed dividend income and capital gain distributions earned on Fund shares, the Fund account may be depleted. Purchases of additional shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities. The Systematic Withdrawal Plan is not necessarily appropriate for use in conjunction with the Systematic Investment Plan. To change or terminate Systematic Withdrawal Plan instructions, submit a written request to, or call the Servicing Agent at 800-KEY-FUND. Your account cannot be closed automatically by depleting the assets in your Systematic Withdrawal Plan. The Systematic Withdrawal Plan may be modified or terminated at any time without notice.

  If the amount of the automatic withdrawal exceeds the income accrued for the period, the principal balance invested will be reduced as shares are redeemed.


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                                REDEEMING SHARES
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  Shares may ordinarily be redeemed by mail or telephone. However, all or part of your shares may be redeemed in accordance with instructions and limitations pertaining to your account with an Investment Professional. For example, if you have agreed with an Investment Professional to maintain a minimum balance in your account, and the balance in that account falls below that minimum, you may be obligated to redeem, or the Investment Professional may redeem for you and on your behalf, all or part of your shares.

BY MAIL:

  In order to redeem shares by mail, send a written request to:

                             KeyFunds
                             P.O. Box 8527
                             Boston, MA 02266-8527

  The Servicing Agent may require a signature guarantee by an eligible guarantor institution. A signature guarantee is designed to protect you, the Fund, and the Fund's agents from fraud. A written redemption request requires a signature guarantee for redemptions of more than $10,000 worth of shares; if your Fund account registration has changed within the last 15 days; if the check is not being mailed to the address on your account; if the check is not being made out to the account owner; or if the redemption proceeds are being transferred to another account within KeyFunds or The Victory Portfolios with a different registration. The following institutions should be able to provide you with a signature guarantee: banks, brokers, dealers, credit unions (if authorized under state law), securities exchanges and associations, clearing agencies, and savings associations. A signature guarantee may not be provided by a notary public. The Servicing Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.


BY TELEPHONE:


  Arrangements for the payment of redemption proceeds may be made by telephone if you have checked the Telephone Authorization box and supplied the necessary bank information on the Fund's Account Application. Proceeds may be wired to a domestic financial institution, sent via ACH, mailed to the address of record, or mailed to a previously designated alternate address. If you select the ACH method, only a bank account maintained in a domestic financial institution which is an ACH member may be so designated.

  It is not necessary to confirm telephone redemption requests in writing. If you did not originally select the telephone authorization privilege, you must provide written instructions as well as a signature guarantee to the Servicing Agent to add this feature. Neither the Company nor its service agents will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Company's telephone redemption procedures and pursuant to instructions reasonably believed to be

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genuine. The Company will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Company or its service agents may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include, but are not limited to, recording of phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying account name and account number or tax identification number, and sending redemption proceeds to the address of record, a previously designated bank account or alternate address. For telephone redemptions, call the Servicing Agent at 800-KEY-FUND. If you are unable to reach the Servicing Agent by telephone (for example, during time of unusual market activity), consider placing your order by mail directly to the Servicing Agent at the above address.

ADDITIONAL REDEMPTION INFORMATION

  Redemption orders are effected at the net asset value per share next determined after the shares are properly tendered for redemption, as previously described. The proceeds paid upon redemption of shares in a Fund may be more or less than the amount invested. A redemption, including those under the Systematic Withdrawal Plan, may therefore result in a gain or loss for federal income tax purposes. Generally, payment to shareholders for shares redeemed will be made within three business days after receipt by the Servicing Agent of the request for redemption in proper form.

  At various times, redemption of shares of a Fund may be requested for which good payment has not yet been received. Redemption proceeds from the sale of shares purchased by check may be held until the purchase check has cleared. The Funds intend to pay cash for all shares redeemed.

  Due to the relatively high cost of handling small investments, KeyFunds reserves the right to redeem, at net asset value, shares in your account if, because of redemptions of shares by you or on your behalf, your account with respect to a Fund has a value of less than $500 (except with respect to officers, trustees, directors and employees, including retired directors and employees, of Key Advisers, Spears, KeyFunds, BISYS, KeyCorp and their affiliates (and family members of each of the foregoing), participating in the Systematic Investment Plan, to whom no minimum balance requirement applies). Before KeyFunds exercises the right to redeem such shares and to send the proceeds to you, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make additional investments in the Fund which will increase the value of the account to at least $500, if applicable. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders. IRA and retirement accounts are exempt from this mandatory redemption.

  KeyFunds reserves the right to reject any order for the purchase of its shares in whole or in part. The Funds may suspend the right of redemption during any period when (a) trading on the NYSE is restricted as determined by the Commission or such Exchange is closed, other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension or postponement; or (c) an emergency, as defined by rules of the Commission, exists making disposal of portfolio securities or determination of the value of assets of the Funds not reasonably practicable. In case of a suspension of the right of redemption, the offer of redemption may be withdrawn by the shareholder or payment will be sent to the shareholder at the net asset value next determined after the suspension has been terminated.

  The redemption price for shares of a Fund will vary from day to day because the value of the securities in the Fund fluctuates, and the value of your shares may be more or less than their original cost.

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                               EXCHANGE PRIVILEGE
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  Shares of a Fund may be exchanged for:

- Shares of another fund of KeyFunds;

- Key Class shares of a Victory Portfolio, when and if they become available;
  and

- Shares of money market funds of The Victory Portfolios.

  Such exchanges will be made on the basis of the relative net asset value of the shares of the respective funds.

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  Shares of a Fund may also be exchanged for Class A or Class B shares of The Victory Portfolios. However, to the extent that the particular class of shares of the Fund into which you desire to exchange imposes a front-end or contingent deferred sales charge, such sales charge will be applicable, absent an available waiver. In this regard, you should note that:



- A front-end sales charge of up to 4.75% will be imposed at the time of the exchange into Class A Shares of a Victory Portfolio; and



- An exchange into Class B Shares of a Victory Portfolio will be effected at net asset value, but a contingent deferred sales charge of up to 5.0% may be imposed at the time such Class B Shares are redeemed (depending on the number of years the investment in the Class B Shares is maintained).



  Shares of a KeyChoice Fund may be exchanged at net asset value for Class A shares of a Victory Portfolio if the transaction qualifies for a waiver of the applicable sales charge. See the prospectus for The Victory Portfolio into which you wish to exchange for information concerning applicable front-end or contingent deferred sales charges.



  To exchange shares, several conditions must be met:


(1) Shares of the fund selected for exchange must be available for sale in your state of residence.

(2) The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.

(3) You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any Business Day.

(4) You must meet the minimum purchase requirements for the fund you purchase by exchange.

(5) The registration and tax identification numbers of the two accounts must be identical.


(6) BEFORE EXCHANGING, OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU WISH TO PURCHASE BY EXCHANGE.



  Telephone exchange requests may be made either by calling your Investment Professional or the Servicing Agent at 800-KEY-FUND prior to Valuation Time on any Business Day. (See "Determination of Net Asset Value.")



  Exchanges of shares involve a redemption of the shares exchanged and a purchase of the shares acquired. There are certain exchange policies you should be aware of:



- Shares are normally redeemed from one fund and issued by the other fund in the exchange transaction on the same Business Day on which the Servicing Agent receives an exchange request by Valuation Time (normally 4:00 p.m. Eastern time for non-money market funds) that is in proper form. Either fund may delay the issuance of shares of the fund into which you are exchanging if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might create excessive turnover in the Fund's portfolio and associated expenses disadvantageous to the Fund.



- Excessive shareholder trading can hurt fund performance and harm other shareholders. The Funds reserve the right to refuse any exchange request or multiple exchange requests submitted by a shareholder or a dealer if they are excessive or could cause harm to other shareholders.


- Key Mutual Funds may amend, suspend or terminate the exchange privilege at any time upon 60 days' written notice to shareholders.


- If the Servicing Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible will be exchanged.



- Each exchange may result in a gain or loss for federal income tax purposes.



  See "Redeeming Shares -- By Telephone" for a discussion of certain limitations on the liability of the Funds and the Servicing Agent in connection with unauthorized telephone transactions.


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                            INVESTING FOR RETIREMENT
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  You may wish to invest in KeyFunds in connection with Individual Retirement Accounts (IRAs) and other retirement plans such as Simplified Employee Pension Plans (SEP/IRA), Salary Reduction Simplified Employee Pensions Plans (SAR-SEP/IRA), Savings Incentive Match Plans for Employees (SIMPLE Plans), 401(k) Plans, and 403(b) Plans. For more information about investing in KeyFunds through tax-deferred accounts, call 800-KEY-FUND.

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                          DIVIDENDS AND DISTRIBUTIONS
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  Each Fund ordinarily declares and pays dividends from net investment income, each calendar quarter. Each Fund's realized capital gains, if any, are distributed to shareholders annually. Unless a Fund's shareholder instructs otherwise, such dividends and capital gain distributions will be reinvested in additional shares, at net asset value as of the close of the NYSE on the date fixed by the Board of Directors when the dividend or distribution is declared.

DISTRIBUTION OPTIONS

  When you fill out your Account Application, you can specify how you want your dividends and distributions handled. Currently, there are five available options:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. Dividends and capital gain distributions will be reinvested at the net asset value of the Fund as of the day after the record date. If you do not indicate a choice on your Account Application, you will be assigned this option.

2. Cash Option. You will receive a check for each dividend and/or capital gain distribution, if any. Checks will be mailed no later than seven days after the distribution payment date, which may be more than seven days after the dividend record date.

3. Income Earned Option. You will have your capital gain distributions, if any, reinvested automatically in the Fund at the NAV as of the day after the record date, and have your dividends paid in cash.

4. Directed Dividends Option. You will have dividends and/or capital gain distributions automatically reinvested in shares of another KeyFund, in shares of a Victory Fund or in Key Class shares of a Victory Fund, when and if such shares become available, as you have designated. Shares will be purchased at the NAV as of the day after the record date. If you are reinvesting dividends of a fund sold without a sales charge in shares of a fund sold with a sales charge, the shares will be purchased at the public offering price (i.e., subject to the applicable sales charge). Similarly, if you are reinvesting dividends of a fund that does not impose a contingent deferred sales charge upon redemption in shares of a fund which does impose such a charge, a contingent deferred sales charge may be imposed on the redemption of the shares acquired with reinvested dividends. Distributions can be directed only to an existing account with a registration that is identical to that of your Fund account.

5. Directed Bank Account Option. You will have your dividends and/or capital gain distributions automatically transferred to your bank checking or savings account. The amount will be determined on the dividend record date and will normally be transferred to your account within seven days of the record date. Distributions can be directed only to an existing account with a registration that is identical to that of your Fund account. Please call or write the Servicing Agent to learn more about this option.

  Any election or revocation of any of the above dividend and distribution options may be made in writing to a Fund and sent to KeyFunds, P.O. Box 8527, Boston, MA 02266-8527, or by calling the Servicing Agent at 800-KEY-FUND, and will become effective with respect to dividends/distributions having record dates after receipt of the Account Application or request by the Servicing Agent.

  Reinvested dividend or capital gain distributions receive the same tax treatment as dividend or capital gain distributions paid in cash.


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                              FEDERAL INCOME TAXES
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  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company so long as it is in the best interest of its shareholders to do so. This qualification relieves each Fund (but not their shareholders) from incurring federal income tax on taxable income which it distributes to shareholders, assuming certain distribution and investment requirements are met. These investment requirements may limit a Fund's ability to dispose of shares of Underlying Portfolios held less than three months. Dividends paid from net investment income and any net short-term capital gains will be taxable to Fund shareholders as ordinary income and distributions from net

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long-term capital gains (the excess of long-term capital gain over short-term capital loss) will be taxable to Fund shareholders as capital gain, regardless of how long Fund shares are held. Such dividends and capital gain distributions will generally be taxable to recipient shareholders, irrespective of whether such payments are taken in cash or automatically reinvested in Fund shares. Corporate shareholders may be eligible for the dividends received deduction on the dividends paid by a Fund to the extent that the Fund's income is derived from certain dividends received from domestic corporations, as long as the corporate shareholder holds the Fund share upon which the eligible dividends were paid for at least 46 days.



  Generally, dividends and distribution of capital gains are taxable to shareholders when paid. However, such dividends and distributions declared in October, November or December and made payable to shareholders of record in such a month are treated as paid and are therefore taxable as of December 31, provided that the dividends and distributions are actually paid no later than January 31 of the following year. In addition, a 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of the Fund's tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund will either actually, or be deemed to, distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not be subject to the excise tax.



  Dividends and capital gain distributions have the effect of reducing the NAV per share by the amount distributed. Although a dividend or capital gain distribution paid to a shareholder on newly issued or acquired Fund shares shortly after purchase would represent, in substance, a return of capital, the distribution would nevertheless be attributable to net investment income or net realized capital gains, and therefore be taxable to the shareholder.


  Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year. Notwithstanding the above, any loss realized by a shareholder upon the sale of shares in a Fund held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder.


  The Servicing Agent will inform you of the amount and nature of dividends and capital gain distributions made during the calendar year in January of the following year. You should keep all statements you receive to assist you in your record keeping. The Company may be required to withhold, subject to certain exemptions, at the rate of 31% on dividends, capital gain distributions and redemption proceeds (and deemed proceeds from exchanges) paid or credited to a shareholder, unless the shareholder provides a correct tax identification number (generally, the shareholder's social security number) and, upon establishing an account with the Servicing Agent, certifies on the account application that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder is subject to back-up withholding. Moreover, failure to furnish a correct tax identification number to the Servicing Agent could subject an investor to penalties imposed by the IRS.


  Dividends and distributions are generally subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

  For additional tax-related information, see "Federal Income Taxes" in the Statement of Additional Information.

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                                  PERFORMANCE
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  From time to time a Fund may present the "yields" and "total return" of its shares in advertisements, sales literature and in reports to shareholders. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The yield on shares of a Fund will be calculated by dividing the net investment income per share during a recent 30-day (or one month) period by the maximum public offering price per share of the Fund on the last day of that period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. The "total return" of shares may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to

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the average annual compounded rates of return on shares over one-, five-, and ten-year periods or the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of the stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods.



  Investors may also judge, and KeyFunds may at times advertise, the performance of the Funds by comparing any such Fund's performance to the performance of other mutual funds with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Lehman Brothers, Merrill Lynch and Salomon Brothers, Standard & Poor's Corporation, in publications issued by Lipper Analytical Services, Inc., and in the following publications: IBC's Money Fund Reports, Value Line Mutual Fund Survey, Ibbottson Associates, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition, general information about a Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements, sales literature or in reports to shareholders.



  Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and such Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide for an agreed-upon or guaranteed fixed yield for a stated period of time. Additional information regarding the performance of each of the Funds is included in the Statement of Additional Information which is available free of charge by calling 800-KEY-FUND. In addition, each Fund's annual report will contain additional performance information and will be available without charge upon request.


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                          DESCRIPTION OF COMMON STOCK
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  The Company is an open-end, series management investment company, incorporated under Maryland law on May 26, 1983. Pursuant to the Articles of Incorporation, the Board of Directors has authorized the issuance of nine series of shares, each representing shares in one of nine separate Funds. Pursuant to such authority, the Board of Directors may authorize the creation of additional series of shares. The par value of the shares of each of the Funds is $.01 per share. The assets of each Fund are segregated and separately managed and a shareholder's interest is in the assets and earnings of the Fund in which shares are held. Each share of a Fund represents an equal proportionate interest in that portfolio with each other share of the same series. In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Funds, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by portfolio except as otherwise required by the 1940 Act or Maryland law. It is anticipated that the Company will not hold annual shareholder meetings except when required to do so by the 1940 Act or Maryland law.

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                   CUSTODIAN, TRANSFER AGENT, SERVICING AGENT
                         AND DIVIDEND DISBURSING AGENT

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  Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114, is the custodian for the Funds' cash and securities ("Key Trust" or the "Custodian"). Key Trust does not assist in any way, and is not responsible for, investment decisions involving assets of the Funds. Key Trust is a subsidiary of KeyCorp and an affiliate of the Adviser and receives compensation from the Funds for the services it performs as Custodian.



  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, the Funds' Transfer Agent, subcontracts the performance of required services to Boston Financial Data Services, Inc., at Two Heritage Drive, Quincy, MA 02171, which also acts as the Dividend Disbursing Agent and Servicing Agent for the shares of the Funds and receives a fee for these services.


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                              SHAREHOLDER REPORTS
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  The Funds will prepare and send to shareholders unaudited semi-annual and audited annual reports which will include a list of the Underlying Portfolio shares and other investment securities held by each of the Funds.


  Shareholders of the Funds will also receive information periodically summarizing their Fund's investment performance. In addition, shareholders may receive an updated Prospectus or supplements to this Prospectus. The Funds intend to eliminate duplicate mailings of communications to an address which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may receive additional copies of any materials at no cost by writing to the Funds at the address below or by calling 800-KEY-FUND or 800-539-3863. In addition, shareholders of the Funds will receive a periodic cumulative account statement for the calendar year.



  Shareholder inquiries should be addressed to the Funds at KeyFunds, P.O. Box 8527, Boston, MA 02266-8527. Shareholders may also call the Funds at 800-KEY FUND.


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  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY KEY MUTUAL FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY KEY MUTUAL FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                KEY MUTUAL FUNDS


                               INVESTMENT ADVISER

                       KeyCorp Mutual Fund Advisors, Inc.
                               127 Public Square

                              Cleveland, OH 44114


                          DISTRIBUTOR & ADMINISTRATOR
                              BISYS Fund Services
                               3435 Stelzer Road

                               Columbus, OH 43219


                                    COUNSEL
                            Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, NW
                              Washington, DC 20006

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas

                               New York, NY 10036


                                   CUSTODIAN
                        Key Trust Company of Ohio, N.A.
                               127 Public Square

                              Cleveland, OH 44114



                                SERVICING AGENT


                      Boston Financial Data Services, Inc.


                               Two Heritage Drive


                                Quincy, MA 02171



                The date of this Prospectus is December 16, 1996

                                KEY MUTUAL FUNDS


                              KEYCHOICE GROWTH FUND

                         KEYCHOICE MODERATE GROWTH FUND

                        KEYCHOICE INCOME AND GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 16, 1996




This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Key Mutual Funds for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund, dated December 16, 1996, as supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus for the KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund. A copy of the Prospectus may be obtained by writing to Key Mutual Funds at P.O. Box 8527, Boston, MA 02266-8527, or by telephoning toll free 800-KEY-FUND or 800-539-3863.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES                                          3
  Additional Information on Fund Investments                                3
  Additional Information Regarding Certain of the
    Proprietary Portfolios' Investments                                     6

INVESTMENT RESTRICTIONS OF THE FUNDS                                       23

PORTFOLIO TURNOVER                                                         26

MANAGEMENT OF THE FUNDS                                                    26

MANAGEMENT OF THE PROPRIETARY PORTFOLIOS                                   29

SECURITY HOLDERS                                                           31

THE INVESTMENT ADVISER OF THE FUNDS                                        31
  The Investment Advisers of the Proprietary Portfolios                    33

ADMINISTRATOR OF THE FUNDS                                                 38

EXPENSES, DISTRIBUTOR AND DISTRIBUTION PLAN                                40

SHAREHOLDER SERVICING PLAN                                                 41

CUSTODIAN, TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT                                                         42

PERFORMANCE INFORMATION                                                    42

PORTFOLIO TRANSACTIONS AND BROKERAGE                                       45

PURCHASE, REDEMPTION AND PRICING                                           47

FEDERAL INCOME TAXES                                                       48

ADDITIONAL INFORMATION                                                     52

INDEPENDENT ACCOUNTANTS AND REPORTS                                        53

COUNSEL                                                                    53

APPENDIX A                                                                 54

                       INVESTMENT OBJECTIVES AND POLICIES



         Key Mutual Funds, formerly known as SBSF Funds, Inc. (the "Company") is a professionally managed, no-load, open-end series investment company consisting of several different portfolios, three of which (each a "Fund" and, collectively, the "Funds") are described in this Statement of Additional Information. Each Fund is a separately managed, diversified mutual fund with its own investment objective and policies. The Funds have no sales loads, redemption fees or exchange fees. Each Fund has been constructed as a "fund of funds," which means that it pursues its investment objective primarily by allocating its investments among funds of Key Mutual Funds ("KeyFunds" or "KMF") and The Victory Portfolios ("VP") (collectively, the "Proprietary Portfolios"). The Funds also may invest a portion of their assets in shares of investment companies that are not part of the same group of investment companies as Key Funds (the "Other Portfolios"). (Proprietary Portfolios and Other Portfolios are sometimes referred to herein as "Underlying Portfolios.")

         The three Funds and their investment objectives are:

KEYCHOICE GROWTH FUND

         The investment objective of the KeyChoice Growth Fund (the "Growth Fund") is to seek to provide growth of capital. The Growth Fund seeks to achieve its objective by allocating its assets primarily among Underlying Portfolios that invest primarily in equity securities.

KEYCHOICE MODERATE GROWTH FUND

         The investment objective of the KeyChoice Moderate Growth Fund (the "Moderate Growth Fund") is to seek to provide growth of capital combined with a moderate level of current income. The Moderate Growth Fund seeks to achieve its objective by allocating its assets among Underlying Portfolios that invest in equity securities and, to a lesser extent, fixed income securities.

KEYCHOICE INCOME AND GROWTH FUND

         The investment objective of the KeyChoice Income and Growth Fund (the "Income and Growth Fund") is to seek to provide current income combined with moderate growth of capital. The Income and Growth Fund seeks to achieve its objective by allocating its assets among Underlying Portfolios that invest in fixed income securities and, to a lesser extent, equity securities.

ADDITIONAL INFORMATION ON FUND INVESTMENTS

         The Investment Company Act of 1940, as amended (the "1940 Act") permits the Funds to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act) as the Company, provided that certain limitations are observed. Generally, these limitations require that a fund of funds (a) limit its investments to shares of other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act) as the fund of funds, government securities

[/R]
and short-term paper; (b) observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders of the fund of funds; and (c) do not invest in other funds of funds. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "Commission), the Funds may invest in investment portfolios of KMF and of VP (the "Proprietary Portfolios") and in shares of non-proprietary mutual funds (the "Other Portfolios") that are not part of the same group of investment companies as the Funds. During an interim period immediately following commencement of operations, and pending the approval of the Company's Board of Directors to increase the percentage of a Fund's assets that may be invested in Other Portfolios, each Fund will limit its investments in Other Portfolios to a range of 0-5% of total assets, at the time of purchase. It is anticipated that, at the conclusion of the interim period, the approval of the Board of Directors will be sought to increase the percentage of total assets that each Fund may invest in Other Portfolios to 15-20% (at the time of purchase). A Fund and its affiliates, collectively, may acquire no more than 3% of the total outstanding stock of any Other Portfolio.

         Because of their investment objectives and policies, the Funds will concentrate (i.e. invest 25% or more of their total assets) in the mutual fund industry. In addition, a Fund may invest in a Proprietary Portfolio or Other Portfolio (collectively, the "Underlying Portfolios") which concentrates 25% or more of its total assets in any one industry. Investments by a Fund in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in repurchase agreements collateralized by the foregoing equalling 25% or more of the Fund's total assets will not be considered "concentration" by such Fund in the industry of the issuer(s) of such securities.

         The Prospectus more fully addresses the subject of each Fund's and each Proprietary Portfolio's investment objectives, as well as the investment policies that the Funds apply in seeking to meet those objectives. The following disclosures will supplement that information more specifically by detailing the types of securities and other instruments in which the Proprietary Portfolios may invest, the strategies behind, and the risks associated with, such investing. Note that there can be no assurance given that the respective investment objectives of the Funds or the Proprietary Portfolios will be achieved.

KEYFUNDS:

         SBSF Fund. The SBSF Fund's investment objective is to seek a high total return over the long-term consistent with reasonable risk. In seeking its objective, the SBSF Fund invests primarily in common stocks which, in the opinion of its adviser, have the potential for capital appreciation in excess of market averages during periods of market strength while attempting to preserve capital during periods of market weakness.






         SBSF Capital Growth Fund. The SBSF Capital Growth Fund's investment objective is to seek capital appreciation. The SBSF Capital Growth Fund seeks to achieve its objective by investing in equity securities of companies which its adviser believes are likely to have rapid growth in earnings or cash flow. The SBSF Capital Growth Fund invests primarily in the securities of small to medium capitalization companies.

         SBSF Convertible Securities Fund. The SBSF Convertible Securities Fund's investment objective is to seek a high level of current income together with long-term capital appreciation. The SBSF Convertible Securities Fund invests primarily in convertible bonds, corporate notes, convertible preferred stocks and other securities convertible into common stock.



VICTORY PORTFOLIOS:



         Value Fund. The Value Fund seeks to provide long-term growth of capital and dividend income. The fund pursues this objective by investing primarily in a diversified group of common stocks with an emphasis on companies with above average total return potential.



         Diversified Stock Fund. The Diversified Stock Fund seeks to provide long-term growth of capital. The fund pursues this investment objective by investing primarily in common stocks and securities convertible into common stocks issued by established domestic and foreign companies.



         Growth Fund. The Growth Fund seeks to provide long-term growth of capital. The fund pursues this objective by investing primarily in common stocks of issuers listed on a nationally recognized exchange with an emphasis on companies with superior prospects for long-term earnings growth and price appreciation.



         Special Value Fund. The Special Value Fund seeks to provide long-term growth of capital and dividend income. The fund pursues this objective by investing primarily in common stocks of small and medium-sized companies listed on a nationally recognized exchange with an emphasis on companies with above average total return potential.



         Special Growth Fund. The Special Growth Fund seeks capital appreciation. The fund pursues this investment objective by investing primarily in equity securities of companies that have market capitalizations of $750 million or less at the time of purchase.



         International Growth Fund. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The fund pursues this objective by investing primarily in equity securities of foreign corporations, most of which will be denominated in foreign currencies.



         Government Mortgage Fund. The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal. The fund pursues this objective by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



         Investment Quality Bond Fund. The Investment Quality Bond Fund seeks to provide a high level of income. The fund pursues this objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.



         Fund For Income. The Fund For Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The fund pursues this objective by investing primarily in selected mortgage-related securities.

         Intermediate Income Fund. The Intermediate Income Fund seeks to provide a high level of income. The fund pursues this objective by investing in debt securities issued by corporations and the U.S. Government and its agencies and instrumentalities.

         Limited Term Income Fund. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The fund pursues this objective by investing in a portfolio of high grade, fixed income securities with a dollar-weighted average maturity of one to five years, based on remaining maturities.

         Financial Reserves Fund. The Financial Reserves Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The fund pursues this objective by investing primarily in a portfolio of high-quality U.S. denominated money market instruments. The fund seeks to maintain a constant net asset value of $1.00 per unit of beneficial interest, and shares of the Fund are offered at net asset value.


OTHER INVESTMENTS


         Short-Term Obligations. Normally, each of the Funds will be predominantly invested in shares of other mutual funds. Under certain circumstances, however, a Fund may invest in short-term obligations. To the extent that a Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high quality liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements with maturities of less than seven days and debt obligations backed by the full faith and credit of the U.S. Government. These instruments are described below in the section of this Statement of Additional Information describing the permissible investments of the Proprietary Portfolios.



ADDITIONAL INFORMATION REGARDING CERTAIN OF THE PROPRIETARY PORTFOLIOS' INVESTMENTS


         The following policies supplement the descriptions of the investment objectives and policies of the Proprietary Portfolios as set forth above and in the Prospectus.


         Bankers' Acceptances and Certificates of Deposit. Certain of the Proprietary Portfolios may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank; meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earn a specified return.

         Certain of the Proprietary Portfolios also may invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit insured by Canadian offices of major Canadian Banks.


         LOWER-RATED DEBT SECURITIES. Certain of the Proprietary Portfolios may purchase lower-rated debt securities commonly referred to as "junk bonds" (those rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard and Poor's Corporation) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

         The market for lower-rated securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.

         If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Proprietary Portfolio's Board, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Proprietary Portfolio's ability to sell these securities.

         Since the risk of default is higher for lower-rated debt securities, the Proprietary Portfolio's research and credit analysis are an especially important part of managing securities of this type held by the Proprietary Portfolio. In considering investments for the Proprietary Portfolio, its investment adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Analysis by the Proprietary Portfolio's investment adviser focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         A Proprietary Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Proprietary Portfolio's shareholders.


         Commercial Paper. Certain of the Proprietary Portfolios may purchase rated or unrated commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations, banks, broker-dealers and other entities. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.






         Variable Amount Master Demand Notes. Certain of the Proprietary Portfolios may purchase variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Proprietary Portfolio may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Proprietary Portfolio to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and a Proprietary Portfolio could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Proprietary Portfolios' investment adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Proprietary Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Proprietary Portfolio's investment policies, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.



         Foreign Investment. Certain of the Proprietary Portfolios may invest in securities issued by foreign issuers. Such investments may subject a Proprietary Portfolio to investment risks that differ in some respects from those associated with investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers (including, in certain cases, American Depositary Receipts), foreign branches of U.S. banks and of foreign banks.



         U.S. Government Obligations. Certain of the Proprietary Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Proprietary Portfolio will invest in obligations of such agencies and instrumentalities only when its investment adviser believes that the credit risk with respect thereto is minimal. U.S. Government obligations are subject to interest rate risks.

         Securities Lending. Certain of the Proprietary Portfolios may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. Generally, a Proprietary Portfolio must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Proprietary Portfolio. During the time portfolio securities are on loan, the borrower will pay the Proprietary Portfolio any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by a Proprietary Portfolio or the borrower at any time. While a Proprietary Portfolio will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Proprietary Portfolio will only enter into loan arrangements with broker-dealers, banks or other institutions which its investment adviser has determined are creditworthy under guidelines established by its Board of Directors or Trustees.

         Variable and Floating Rate Notes. Certain of the Proprietary Portfolios may acquire variable and floating rate notes, subject to the Proprietary Portfolio's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; unrated variable and floating rate notes purchased by a Proprietary Portfolio will generally only be those determined by its investment adviser, under guidelines established by KMF or VP, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Proprietary Portfolio's investment policies. In making such determinations, its investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Proprietary Portfolio, the Proprietary Portfolio may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Proprietary Portfolio to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Proprietary Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by a Proprietary Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by a Proprietary Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by a Proprietary Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by a Proprietary Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         Certain of the following investments may be considered to be derivative securities:

         Forward Foreign Currency Contracts. Certain of the Proprietary Portfolios may purchase and sell forward foreign currency contracts. Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. Generally, a Proprietary Portfolio may purchase and sell forward foreign currency contracts (a) to hedge against foreign exchange risk arising from the Proprietary Portfolio's investment or anticipated investment in securities denominated in foreign currencies; and (b) to attempt to minimize the risk to the Proprietary Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than one year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While a Proprietary Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Proprietary Portfolio than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Proprietary Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Proprietary Portfolio. Such imperfect correlation may prevent the Proprietary Portfolio from achieving the intended hedge or expose the Proprietary Portfolio to the risk of currency exchange loss.

         Certain of the Proprietary Portfolios also may purchase and sell options on foreign currencies and foreign currency futures contracts and related options. (See "Options on Foreign Currencies" and "Currency Futures" in this Statement of Additional Information.)

         Generally, a Proprietary Portfolio will hold cash, cash equivalents or U.S. Government securities and other liquid assets in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the consummation of the forward contract, a Proprietary Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If the Proprietary Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Proprietary Portfolio into such currency. If the Proprietary Portfolio engages in an offsetting transaction, the Proprietary Portfolio will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Proprietary Portfolio may suffer a loss. In addition, a Proprietary Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by its investment adviser.

         It should be realized that this method of protecting the value of the Proprietary Portfolios' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

         Options on Securities and Indexes. Certain of the Proprietary Portfolios may purchase and sell ("write") call options on securities and indexes. Similarly, certain of the Proprietary Portfolios may purchase and write put options on securities and indexes.



         An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) Options in which certain of the Proprietary Portfolios may invest generally will be issued by the Options Clearing Corporation and listed on a national securities exchange; some Proprietary Portfolios may invest in options traded in the over-the-counter market.



         Certain of the Proprietary Portfolios may write "covered" call and put options. A call option on a security is "covered" if the Proprietary Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Proprietary Portfolio. A call option on an index is covered if the Proprietary Portfolio maintains with its custodian cash or cash equivalents equal to the contract value. A call option also is covered if the Proprietary Portfolio owns a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Proprietary Portfolio in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is "covered" if the Proprietary Portfolio maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option also is covered if the Proprietary Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Proprietary Portfolio in cash or cash equivalents in a segregated account with its custodian.


         If an option written by a Proprietary Portfolio expires, the Proprietary Portfolio realizes a gain equal to the premium received at the time the option was written. If an option purchased by a Proprietary Portfolio expires unexercised, the Proprietary Portfolio realizes a loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Proprietary Portfolio desires.

         A Proprietary Portfolio will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Proprietary Portfolio will realize a loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Proprietary Portfolio will realize a loss. The principal factors affecting the market value of a put or call option include the supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by a Proprietary Portfolio is an asset of the Proprietary Portfolio. The premium received for an option written by a Proprietary Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


         The staff of the Securities and Exchange Commission has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid.


         Risks Associated with Options on Securities and Indexes. The purchase and writing of options involves certain risks. The writer of the option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Proprietary Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, the Proprietary Portfolio will lose its entire investment in the option. If a Proprietary Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. Furthermore, during the option period, the covered call writer has, in return for the premium received for the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. In addition, except to the extent that a call option on an index written by a Proprietary Portfolio is covered by an option on the same index purchased by the Proprietary Portfolio, movements in the index may result in a loss to the Proprietary Portfolio.

         There can be no assurance that a liquid market will exist when a Proprietary Portfolio seeks to close out an option position. Additionally, if trading restrictions or suspensions are imposed on the options markets, a Proprietary Portfolio may be unable to close out a position. The writing of call options could result in increases in a Proprietary Portfolio's portfolio turnover rate, particularly during periods when market prices of the underlying securities appreciate.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. Moreover, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

         Options on Foreign Currencies. Certain of the Proprietary Portfolios may purchase and sell ("write") put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Proprietary Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.


         Certain Proprietary Portfolios may purchase and sell options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Proprietary Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, that Proprietary Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of a Proprietary Portfolio's securities denominated in that currency.


         Conversely, if a rise in the dollar value of a foreign currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Proprietary Portfolio may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Proprietary Portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Proprietary Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit the Proprietary Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Proprietary Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.


         Certain Proprietary Portfolios also may write options on foreign currencies for hedging purposes. For example, if a Proprietary Portfolio anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by a Proprietary Portfolio.



         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Proprietary Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Proprietary Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Proprietary Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.


         A call option written on foreign currency by a Proprietary Portfolio is "covered" if the Proprietary Portfolio owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Proprietary Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Proprietary Portfolio in cash and liquid high grade debt securities in a segregated account with its custodian.


         Futures Transactions. A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price in a future month. Certain of the Proprietary Portfolios may enter into contracts for the future delivery of securities, stock index futures contracts and futures contracts based on foreign currencies. Some Proprietary Portfolios also may use foreign currency futures contracts and related options for the purpose of hedging against changes in currency exchange rates or to enhance returns.



         Certain of the Proprietary Portfolios also may purchase and write put and call options on futures contracts of the type into which such Proprietary Portfolio is authorized to enter and may engage in related closing transactions. In the United States, futures on securities, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, certain of the Proprietary Portfolios also may enter into futures contracts traded on foreign futures exchanges as long as trading on the aforesaid foreign futures exchanges does not subject the Proprietary Portfolio to risks that are materially greater than the risks associated with trading on U.S. exchanges. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Futures contracts trade on these markets through an "open outcry" auction on the exchange floor. Currently, there are futures contracts based on a variety of instruments, indexes and currencies.

         When a purchase or sale of a futures contract is made by a Proprietary Portfolio, the Proprietary Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin requirement may be as low as 2% or less of a contract's face value. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Proprietary Portfolio upon termination of the contract assuming all contractual obligations have been satisfied. Each Proprietary Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Proprietary Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Proprietary Portfolio pays or receives cash, called "daily settlement," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Proprietary Portfolio but is instead a settlement between the Proprietary Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Proprietary Portfolio will mark to market its open futures positions.

         A Proprietary Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Proprietary Portfolio.


         Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Proprietary Portfolio will usually be liquidated in this manner, a Proprietary Portfolio may instead make or take delivery of underlying securities (or currencies) whenever it appears economically advantageous to the Proprietary Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.



         Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for the equity securities.

         Currency Futures. Certain of the Proprietary Portfolios may purchase and sell futures contracts on foreign currencies. A sale of a currency futures contract creates an obligation by the Proprietary Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by the Proprietary Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. The Proprietary Portfolio may sell a currency futures contract if its investment adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Proprietary Portfolio's securities denominated in such currency. If the investment adviser anticipates that exchange rates will rise, the Proprietary Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Proprietary Portfolio intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by the Proprietary Portfolio, the Proprietary Portfolio purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Proprietary Portfolio is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Proprietary Portfolio, the Proprietary Portfolio sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Proprietary Portfolio realizes a gain, and if the offsetting sale price is less than the purchase price, the Proprietary Portfolio realizes a loss.



         A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of a Proprietary Portfolio's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that an investment adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.


         Options on Futures. For bona fide hedging and other appropriate risk management purposes, certain of the Proprietary Portfolios purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires. The writer of an option on a futures contract, unlike the holder, is subject to initial margin and variation margin requirements on the option position.

         Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures contracts can be used by a Proprietary Portfolio to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Proprietary Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

         The purchase of put options on futures contracts is a means of hedging a Proprietary Portfolio's portfolio against the risk of declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Proprietary Portfolio is not fully invested. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

         In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Proprietary Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

         If a Proprietary Portfolio writes options on futures contracts, the Proprietary Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Proprietary Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Proprietary Portfolio. If the option is exercised, the Proprietary Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.


         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Proprietary Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Proprietary Portfolio's holdings of securities or the currencies in which such securities are denominated.


         The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if a Proprietary Portfolio writes a put option on a futures contract on securities related to securities that the Proprietary Portfolio expects to acquire and the market price of such securities increases, the net cost to a Proprietary Portfolio of the securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Proprietary Portfolio's purchase price upon exercise may be greater than the price at which the securities might be purchased in the securities market.

         While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Proprietary Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. A Proprietary Portfolio will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.


         Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. In general, the Proprietary Portfolios permitted to engage in transactions in futures contracts and related options will do so only for bona fide hedging and other appropriate risk management purposes, and not for speculation. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Proprietary Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Proprietary Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         Certain additional limitations on a Proprietary Portfolio's engaging in futures transactions and related options, including asset coverage and segregation requirements, are included in the relevent Proprietary Portfolios' prospectuses and/or statements of additional information.


         The requirements for qualification as a regulated investment company also may limit the extent to which a Proprietary Portfolio may enter into futures or futures options. See "Federal Income Taxes."

         Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Proprietary Portfolio's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at the time when a Proprietary Portfolio seeks to close out a futures or futures option position, and that Proprietary Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Proprietary Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

         Securities of Other Investment Companies. Certain of the Proprietary Portfolios may invest up to 5% of their assets in the securities of any one investment company, but may not own more than 3% of the total outstanding securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order issued by the Commission, certain of the Proprietary Portfolios may invest in the money market funds of other investment companies advised by Key Advisers or its affiliates. The adviser to a Proprietary Portfolio will waive its fee with respect to assets of the Proprietary Portfolio invested in a money market fund that it or its affiliate advises. Because such other investment companies employ an investment adviser, such investment by a Proprietary Portfolio will cause shareholders to bear duplicative fees, such as management fees, to the extent advisory fees are not waived by the investment adviser to the Proprietary Portfolio.

         Repurchase Agreements. Securities held by certain of the Proprietary Portfolios may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Proprietary Portfolio would generally acquire securities from financial institutions or registered broker-dealers deemed creditworthy by its investment adviser pursuant to guidelines adopted by the Directors/Trustees of the relevant investment company, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on the repurchase obligation or become insolvent, the Proprietary Portfolio holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Proprietary Portfolio is delayed pending court action.


         Reverse Repurchase Agreements. Certain of the Proprietary Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Proprietary Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Proprietary Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with such Proprietary Portfolio's investment restrictions having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Proprietary Portfolio may decline below the price at which the Proprietary Portfolio is obligated to repurchase the securities.

         "When-Issued" Securities. Certain of the Proprietary Portfolios may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. When a Proprietary Portfolio agrees to purchase securities on a "when-issued" basis, the Proprietary Portfolio's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Proprietary Portfolio may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Proprietary Portfolio's commitment. It may be expected that any such Proprietary Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. To the extent cash is set aside in a separate account, it will not be available for new investment or to meet redemptions.


         When a Proprietary Portfolio engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Proprietary Portfolio incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Proprietary Portfolios do not intend to purchase "when-issued" securities for speculative purposes, but only in furtherance of their investment objectives.

         Receipts. Certain of the Proprietary Portfolios may purchase separately traded interest and principal component parts of bills, notes and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

         STRIPS, CUBES, TRs, TIGRs AND CATs are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater fluctuations in value due to changes in interest rates than interest-paying U.S. Treasury obligations.

         Mortgage-Backed Securities. Certain of the Proprietary Portfolios may purchase mortgage-backed securities. Mortgage-backed securities are securities issued or guaranteed by agencies or instrumentalities of the U.S. Government and non-government entities such as banks, mortgage lenders or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and certain of the Proprietary Portfolios may invest in them if their respective advisers determine they are consistent with the respective Proprietary Portfolio's investment objective and policies.

         The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. The major differences include more frequent interest and principal payments, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a Proprietary Portfolio may fail to recoup fully its investment in mortgage-backed securities (and incur capital losses) notwithstanding direct or indirect governmental or agency guarantee. In general, changes in the rate of prepayments on a mortgage-related security will change the security's market value and its yield to maturity. When interest rates fall, high prepayments could force a Proprietary Portfolio to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-backed securities may not be an effective means for a Proprietary Portfolio to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated. However, during periods of rising interest rates, principal repayments by mortgage-backed securities allow a Proprietary Portfolio to reinvest at increased interest rates. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government, mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes (and greater risk) than government issues.

         The yield which will be earned on mortgages-backed securities may vary from their coupon rates for the following reasons: (i) certificates may be issued at a premium or discount, rather than at par; (ii) certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the certificates; and (iv) the actual yield of each certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Proprietary Portfolio.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage loans or mortgage pass-through securities.

         A common type of SMBS is structured so that one class recieves some of the interest and most of the principal from the mortgage loans or mortgage pass-through securities, while the other class recieves most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Proprietary Portfolio may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

         The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancing, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the investment adviser to a Proprietary Portfolio and used for the purpose of determining the average weighted maturity and duration of the Proprietary Portfolio.

         Collateralized Mortgage Obligations. Certain of the Proprietary Portfolios may invest in mortgage-related securities which may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provided for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential prepayments.

         Nevertheless, principal prepayments on an underlying mortgage pool may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

         The investment policies of the Proprietary Portfolios set forth above may be changed or altered by the Boards of Directors/Trustees of the respective Proprietary Portfolios, except to the extent they are stated to be fundamental. Moreover, the foregoing description of investment policies and practices of the Proprietary Portfolios is not and does not purport to be a complete description of all investment policies, practices and techniques of all of the Proprietary Portfolios. Information concerning other securities in which the Proprietary Portfolios may purchase or hold, other investment practices and techniques in which the Proprietary Portfolios may engage, and applicable parameters on such investment policies, practices and techniques, is included in such Portfolios' prospectuses and statements of additional information. Such securities, practices and techniques include, among others, participation interests, extendible debt securities, zero coupon bonds, short-term funding agreements, temporary investments, loans and other direct debt, restricted securities, warrants, municipal securities, private placement investments, investment-grade & high quality securities, bonds, notes & debentures of U.S. corporate issuers, international bonds, mortgage-related securities issued by non-governmental entities, real estate mortgage investment conduits, asset-backed securities, eurodollars and "synthetic convertibles." Copies of the prospectuses and statements of additional information of Proprietary Portfolios may be obtained upon request and without charge by calling KeyFunds or VP at 800-KEY-FUND or 800-539-3863. In addition, some or all of the investment practices described above may be followed by the Other Portfolios in which the Funds may invest. The Funds have no control over the investment activities of Other Portfolios. THERE MAY, IN FACT, BE ADDITIONAL INVESTMENT PRACTICES AND UNDERLYING RISKS, NOT DISCUSSED HEREIN, THAT BOTH THE PROPRIETARY PORTFOLIOS AND OTHER PORTFOLIOS MAY ENGAGE IN FROM TIME TO TIME.



                      INVESTMENT RESTRICTIONS OF THE FUNDS

         The following investment restrictions are fundamental policies of each of the Funds and may only be changed if approved by the holders of a majority of the outstanding voting securities of the affected Fund. Under the Investment Company Act of 1940, as amended ("1940 Act") such approval requires the affirmative vote, at a meeting of shareholders of a Fund, of (i) at least 67% of the shares of the Fund present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by represented proxy; or (ii) more than 50% of the outstanding shares of the Fund, whichever is less.

         The Funds may not:

         1. Make investments for the purpose of exercising control or management (but this shall not prevent a Fund from purchasing a controlling interest in one or more Underlying Portfolios consistent with its investment objectives and policies).

         2. Purchase or sell physical commodities or commodities contracts (but this shall not prevent a Fund from investing in Underlying Portfolios that purchase or sell options and futures contracts, or from investing in securities or other instruments backed by physical commodities).

          3. Purchase or sell real estate (but this shall not prevent a Fund from investing in Underlying Portfolios that invest in marketable securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          4. Issue any senior security (as defined in the 1940 Act), except that (a) a Fund may invest in Underlying Portfolios that engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may invest in Underlying Portfolios that may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act; and (d) a Fund may issue multiple classes of shares in accordance with SEC regulations or exemptions under the 1940 Act.


          5. Borrow money, except that (a) a Fund may invest in Underlying Portfolios that have the authority to borrow money to the extent pemissible under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may invest in Underlying Portfolios that borrow money from banks for temporary or emergency purposes, including meeting redemption requests, in an amount not exceeding 5% of the lower of market value or the cost of its total assets at the time when the loan is made, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 5% of the market value of its assets; and (c) a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.



          6. Lend any security or make any other loan if, as a result, more than 33-1/3% of a Fund's total assets would be lent to other parties, except that a Fund may invest in Underlying Portfolios that lend portfolio securities consistent with their investment objectives and policies, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

          7. Underwrite securities issued by others, except to the extent that a Fund (or an Underlying Portfolio) may be deemed an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.





         The following investment restrictions are non-fundamental and may be changed without a vote of the shareholders of a Fund:


          1. A Fund will not invest more than 5% of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation (except for the Proprietary Portfolios), but a Fund may invest in Underlying Portfolios that do so invest.

          2. A Fund will not invest more than 15% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business at approximately the price at which the Fund has valued it. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A and securities acquired in a transaction or chain of transactions pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under, the 1933 Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered.

          3. A Fund will not make short sales of securities, other than short sales "against the box," except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

          4. A Fund may not purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, and neither may a Fund invest in Underlying Portfolios that purchase securities on margin.

          5. A Fund will not participate on a joint, or a joint and several, basis in any trading account in securities, except pursuant to a Commission exemptive order or otherwise permitted by the 1940 Act; the "bunching" of orders for the sale or purchase of portfolio securities with other funds advised by the Adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution is not considered participation in a trading account in securities.

         The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's net assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, compliance with such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

         Certain Proprietary Portfolios may be subject to undertakings to state securities commissions that are more restrictive than the investment policies described herein and/or in their respective prospectuses and statements of additional information.

         Moreover, notwithstanding the foregoing restrictions, the Proprietary Portfolios and Other Portfolios in which the Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment restrictions listed above. The investment restrictions of these Underlying Portfolios are set forth in their respective statements of additional information.


                               PORTFOLIO TURNOVER


         Purchases and sales of securities are made at such times as Key Advisers deems to be in the best interest of the Funds' shareholders without regard to the rate of portfolio turnover, about which there are no restrictions. A Fund may purchase or sell shares of the Underlying Portfolios or other securities to: (a) accommodate purchases and sales of its shares, (b) change the percentage of its assets invested in each of the Underlying Portfolios in response to market conditions, and (c) reallocate and rebalance its assets among the equity, bond and fixed-income securities, money market funds, and cash, and among these Underlying Portfolios within the percentage limits set forth in the Prospectus. From time to time, the Funds may trade in securities for the short term. It is anticipated that the annual portfolio turnover rate of the Growth Fund, Moderate Growth Fund and the Income and Growth Fund each will not exceed 100%. In any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. Portfolio turnover rate is, generally, the percentage computed by dividing the lesser of purchases or sales by the average daily net assets of the portfolio for the time period. High portfolio turnover may involve correspondingly higher brokerage commission expenses which are borne directly by the Funds. In addition, the effect of engaging in options transactions may be to increase portfolio turnover.


                             MANAGEMENT OF THE FUNDS


DIRECTORS AND OFFICERS

         Conflicts of Interest. The Directors and officers of KMF are subject to conflicts of interest in managing both the Funds described here and some of the underlying Proprietary Portfolios. This conflict is most evident in the Board's supervision of Key Advisers. Key Advisers and certain of its affiliates may provide services to, and receive fees from, not just the Funds, but also some of the Proprietary and Other Portfolios. Their selection of investments and allocation of Fund assets will be continuously and closely scrutinized by the Board in order to avoid even the appearance of improper practices. It is possible, however, that a situation might arise where one course of action for a Fund would be detrimental to a Proprietary Portfolio, or vice versa. In that unlikely event, the Directors and officers of KMF will exercise good business judgment in upholding their fiduciary duties to each set of funds. Thus, such conflicts, if any, can be minimized.

         Officers and employees of Key Advisers are not permitted to serve as officers or directors of KMF due to certain regulatory restrictions imposed on banking organizations and their subsidiaries. See "Investment Adviser and Administrator" below. The persons who have been elected to serve as officers and directors of KMF, their position with KMF and their principal occupations during the last five years are set forth below:


NAME, AGE, ADDRESS AND PRINCIPAL                                                             POSITION(S) HELD
OCCUPATION DURING PAST FIVE YEARS                                                            WITH KEYFUNDS
---------------------------------                                                            -------------
EDWARD P. CAMPBELL, Age: 46.  28601 Clemens                                                     Director
     Road, Westlake, Ohio 44145.  From July 1996 to present, President and
     Chief Operating Officer of Nordson Corporation (manufacturer of application equipment); from March 1994 to July 1996, Executive Vice President and
     Chief Operating Officer of Nordson Corporation; from May 1988 to March
     1994, Vice President of Nordson Corporation; from 1987 to December 1994, member of the Supervisory Committee of Society's Collective Investment
     Retirement Fund; from May 1991 to August 1994, Trustee, Financial Reserves
     Fund and from May 1993 to August 1994, Trustee, Ohio Municipal Money Market
     Fund; Trustee of the Victory Portfolios.

EUGENE J. MCDONALD, Age: 62.  2200 West Main Street,                                            Director
     Suite 1000, Durham, North Carolina 27705.  Executive Vice President for
     Asset Management of Duke University and President of Duke Management Co.;
     Director of Central Carolina Financial Corp. and Sphinx Pharmaceuticals,
     Inc.

FRANK A. WEIL, Age: 64.  147 E. 47th Street, New York,                                          Non-Executive
     New York 10017.  Chairman and Chief Executive Officer                                      Chairman and
     of Abacus & Associates, Inc. (private investment firm).                                    and Director
     Chairman of the Council for Excellence in Government and Director and
     President of the Norman and Hickrill Foundations.

*LEIGH A. WILSON, Age: 51.  53 Sylvan Road N.,                                                  President  and Director
     Westport, CT 06880.  From 1989 to present, Chairman and Chief Executive
     Officer of Glenleigh International Limited (merchant bank); from
     1993 to present, President of The Victory Funds.  Currently,
     Principal of New Century Living, Inc.; Director of Chimney Rock Vineyard
     and President of Chimney Rock Winery; and Trustee of The Victory
     Portfolios mutual fund complex.  Previously, Chief Executive Officer,
     Paribas North America and Paribas Corporation.

WILLIAM B. BLUNDIN, Age: 57.  125 West 55th Street,                                             Vice President
     New York, NY 10019.  Senior Vice President, BISYS.

SCOTT A. ENGLEHART, Age: 34.  3435 Stelzer Road,                                                Vice President
     Columbus, Ohio 43219.  Vice President of Client Services,                                  and Assistant
     BISYS Fund Services, Inc. (October 1990 to present).                                       Secretary


NAME, AGE, ADDRESS AND PRINCIPAL                                                             POSITION(S) HELD
OCCUPATION DURING PAST FIVE YEARS                                                            WITH KEYFUNDS
---------------------------------                                                            -------------
KEVIN L. MARTIN, Age: 35.  3435 Stelzer Road, Columbus, Ohio 43219.                             Treasurer
     Vice President of Accounting Services, BISYS Fund
     Services, Inc.  (February 1996 to present); Senior Manager at Ernst &
     Young (1984 to February 1996).

KAREN A. DOYLE, Age: 39.  125 West 55th Street, New York, NY 10019.                             Secretary
     Director of Client Services, BISYS Fund Services, Inc.,
     (October 1994 to present); Assistant Treasurer at The Bank of New York
     (April 1979 to October 1994).

ROBERT L. TUCH, Age: 45.  3435 Stelzer Road, Columbus, Ohio  43219.                             Assistant
     Employee of BISYS Fund Services, Inc. (June 1991 to present).                              Secretary

ALAINA V. METZ, Age: 29.  3435 Stelzer Road, Columbus, Ohio  43219.                             Assistant
     Chief Administrator, Administrative and Regulatory Services, BISYS                         Secretary
     Fund Services Limited Partnership (June 1995 to present); Supervisor,
     Mutual Fund Legal Department, Alliance Capital Management (May 1989
     to June 1995).

* Mr. Wilson is an "interested person" of the Company solely by reason of his position as President.



         Directors who are not "interested persons" of either an investment adviser to or principal underwriter for KeyFunds receive an annual fee of $7,500 plus $750 per meeting of the Board of Directors attended and reasonable out-of-pocket expenses incurred in connection with attending such meetings. Each Director who is an "interested person" of either an investment adviser to or principal underwriter for KeyFunds does not receive any compensation from the Company.


                                                         AGGREGATE
                                                        COMPENSATION
                                                        FROM KEYFUNDS                       TOTAL
                                                        FOR THE FISCAL                    COMPENSATION
                                                         YEAR ENDED                     FROM THE KEYFUNDS/
NAME                                                  NOVEMBER 30, 1996                VICTORY FUND COMPLEX
----                                                  -----------------                --------------------

Edward P. Campbell                                          $11,250                       $50,250(1)
Eugene J. McDonald                                          $11,250                       $11,250(2)
Frank A. Weil                                               $11,250                       $11,250(2)
Leigh A. Wilson                                             $11,250                       $50,250(1)

(1) These amounts include compensation received from KeyFunds and The Victory Portfolios. There were 24 operating portfolios in the KeyFunds/Victory "Fund Complex" from which Messrs. Campbell and Wilson received compensation.

(2) Total compensation paid with respect to service on the Board of Directors of KMF only.



                    MANAGEMENT OF THE PROPRIETARY PORTFOLIOS


         The Funds are shareholders in the Proprietary Portfolios. A brief description of the management of KeyFunds and VP is set forth below.


KEY MUTUAL FUNDS' DIRECTORS AND OFFICERS:

         The persons who have been elected to serve as officers and directors of KeyFunds, their position(s) with KeyFunds and their principal occupations during the last five years are identical to the information listed immediately above for the Funds.



VICTORY PORTFOLIOS' BOARD OF TRUSTEES:


         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the State of Delaware governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Victory Portfolios to actively supervise its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:


                                                                                                   POSITION(S)
                                                                                                   HELD WITH
NAME, AGE, ADDRESS AND PRINCIPAL                                                                   THE VICTORY
OCCUPATION DURING PAST FIVE YEARS                                                                  PORTFOLIOS
---------------------------------                                                                  ----------
*LEIGH A. WILSON, Age: 51. 53 Sylvan Road N., Westport, CT 06880.  From 1989 to                    Trustee and
     present, Chairman and Chief Executive Officer of Glenleigh International                      President
     Limited (merchant bank); from 1993 to present, President of The Victory
     Funds and of KeyFunds and Director of KeyFunds. Currently, Principal
     of New Century Living, Inc.;  Director of Chimney Rock Vineyard and
     President of Chimney Rock Winery; and Director of Key Mutual Funds;
     Previously, Chief Executive Officer, Paribas North America and Paribas
     Corporation.

ROBERT G. BROWN, Age: 73.  3239 Bremerton Road, Pepper Pike, OH  44124. Retired                    Trustee
     from October 1983 to November 1990, President Cleveland Advanced
     Manufacturing Program (non-profit corporation engaged in regional economic development).

EDWARD P. CAMPBELL, Age: 46.  Nordson Corporation, 28601 Clemens Road, Westlake,                   Trustee
     OH 44145.  From July 1996 to present, President and Chief Operating Officer of Nordson Corporation (manufacturer of application equipment); from March
     1994 to July 1996, Executive Vice President and Chief Operating Officer of
     Nordson Corporation; from May 1988 to March 1994, Vice President of Nordson
     Corporation; from 1987 to December 1994, member of the Supervisory
     Committee of Society's Collective Investment Retirement Fund; from May 1991 to August 1994, Trustee, Financial Reserves Fund and from May 1993 to
     August 1994, Trustee, Ohio Municipal Money Market Fund; Director of Key
     Mutual Funds.

DR. HARRY GAZELLE, Age: 69.  17822 Lake Road, Lakewood, Ohio 44107. Retired                        Trustee
     radiologist, Drs. Hill and Thomas Corp.; Trustee, The Victory Funds.

STANLEY I. LANDGRAF, Age: 71.  41 Traditional Lane, Loudonville, NY  12211.                        Trustee
     Retired; currently, Trustee, Rensselaer Polytechnic Institute; Director,
     Elenel Corporation and Mechanical Technology, Inc.; Member, Board of
     Overseers,

                                                                                                   POSITION(S)
                                                                                                   HELD WITH
NAME, AGE, ADDRESS AND PRINCIPAL                                                                   THE VICTORY
OCCUPATION DURING PAST FIVE YEARS                                                                  PORTFOLIOS
---------------------------------                                                                  ----------
     School of Management, Rensselaer Polytechnic Institute; Member, The Fifty
     Group (a Capital Region business organization); Trustee, The Victory
     Funds.

DR. THOMAS F. MORRISSEY, Age: 63.  Weatherhead School of                                           Trustee
     Management, Case Western Reserve University, 10900 Euclid Avenue,
     Cleveland, OH 44106-7234. 1995 Visiting Scholar, Bond University,
     Queensland, Australia; Professor, Weatherhead School of Management, Case
     Western Reserve University; from 1989 to 1995, Associate Dean of
     Weatherhead School of Management; from 1987 to December 1994, Member of the
     Supervisory Committee of Society's Collective Investment Retirement Fund;
     from May 1991 to August 1994, Trustee, Financial Reserves Fund and from May
     1993 to August 1994, Trustee, Ohio Municipal Money Market Fund; Trustee,
     The Victory Funds.

DR. H. PATRICK SWYGERT, Age: 53.  Howard University,                                               Trustee
     2400 6th Street, N.W., Suite 320, Washington, DC 20059.  President,
     Howard University; formerly President, State University of New York at
     Albany; formerly, Executive Vice President, Temple University; Trustee,
     The Victory Funds.

* Mr. Wilson is deemed to be an "interested person" of the Victory Portfolios under the 1940 Act solely by reason of his position as President.



                                SECURITY HOLDERS

        The name, address and percentage of ownership of each person who is known by the Registrant to have owned of record or beneficially 5 percent or more of any of the KMF Funds' shares as of November 30, 1996 is:



                                                          SHARES OWNED   (PERCENT OF CLASS)*

                                                          KEY MONEY              SBSF CONVERTIBLE    SBSF CAPITAL    KEY STOCK
NAME AND ADDRESS                       SBSF FUND          MARKET MUTUAL FUND     SECURITIES FUND     GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co./FBO Cust.                                                     726,680.280
101 Montgomery Street                                                                    12.09%
San Francisco, CA 94104

MAC & Co.                              354,450.450                                 336,727.561
c/o Mellon Bank                               5.78%                                       5.60%
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA 15230-3198

Brookdale Hospital Medical Center      348,010.159                               1,351,460.064
Linden Blvd At Brookdale Plaza                5.68%                                      22.48%
Brooklyn, NY 11212

Donaldson, Lufkin & Jenrette Sec.                                                  321,597.603
Mutual Funds Dept.                                                                        5.35%
P.O. Box 2052
Jersey City, NJ 07303-2052

Norman/Weil Office                                                                 306,515.800
c/o Abacus & Associates                                                                   5.10%
147 East 48th Street
New York, NY 10017

Key Trust                                                                        2,613,469.655
Attn: Jim Osborne                                                                        70.16%
4990 Tiedeman Road
P.O. Box 93971
Brooklyn, OH 44101

Richard E. Salomon                                        2,165,123.300
45 Rockerfeller Plaza                                              5.14%
New York, New York 10111

Summit County Treasurer                                  15,000,000.000
175 South Main Street                                             35.58%
Akron, OH 44308

Lucas County Treasurer                                    4,005,187.870
One Government Center                                              9.50%
Toledo, OH 43604

ADP of Roseland Inc.                                      2,204,176.040
1 A.D.P. Blvd                                                      5.23%
Roseland, NJ 07068-1728

Key Trust Co. of the Northwest                                                                                      58,434.669
Investment Manager for the                                                                                                 5.9%
Totem Resources Corp.
P.O. Box 24908
Seattle, WA 98124

Foss Maritime Company                                                                                                79,143.75
Attn: Mr. Lane Tanabe                                                                                                      7.9%
660 West Ewing Street
Seattle, WA 98119

KeyCorp 401(k) Plan                                                                                                561,559.152
127 Public Square                                                                                                         56.4%
Cleveland, OH 44114




                       THE INVESTMENT ADVISER OF THE FUNDS

         INVESTMENT ADVISER. The investment adviser of the Funds is KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers" or the "Adviser"). Key Advisers was organized as an Ohio Corporation on July 27, 1995 and is registered with the Commission as an investment adviser under the Investment Advisers Act of 1940, as amended. Key Advisers is a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc. ("KAMHI"), which is a wholly owned subsidiary of KeyBank National Association ("KeyBank"). KeyBank is a wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States. As of September 30, 1996, Key Advisers and its affiliates managed approximately $49 billion in assets for numerous clients, including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments and high net worth individuals.

         As of September 30, 1996, KeyCorp had an asset base of $65 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of the 1994 merger of Society Corporation, the bank holding company of which KeyBank, formerly Society National Bank, was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. KeyCorp's non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing and leasing companies. KeyBank is the lead affiliate bank of KeyCorp, which is headquartered at 127 Public Square, Cleveland, Ohio 44114.

         Pursuant to the Asset Management Agreement between the Company, on behalf of the Funds, and Key Advisers (the "Asset Management Agreement"), dated December 16, 1996, Key Advisers furnishes a continuous investment program for the Funds', conducts investment research, makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages and supervises the Funds' investments in accordance with the stated policies of the Funds, subject to the general supervision of the Board of Directors of the Funds.

         Key Advisers continuously monitors the allocation of each Fund's investment in Underlying Portfolios in three distinct investment categories according to certain percentage ranges predetermined by the Directors as follows:




                                                                     MODERATE                INCOME AND
                                          GROWTH FUND               GROWTH FUND              GROWTH FUND
                                          -----------               -----------              -----------

Equity Funds                                70-90%                    50-70%                   30-50%
Bond/Fixed Income Funds                     10-30%                    30-50%                   50-70%
Money Market Funds/Cash                      0-15%                     0-15%                    0-15%




Key Advisers rebalances or reallocates the Funds' investments across Underlying Portfolios as market conditions warrant. All reallocations are expected to occur within the above-described ranges.

         The selection of the Proprietary Portfolios in which the Growth Fund, Moderate Growth Fund and Income and Growth Fund will invest, as well as the percentage of assets which can be invested in each type of underlying mutual fund, are not fundamental investment policies and can be changed without the approval of a majority of the respective Fund's shareholders. Any changes to the percentage ranges shown above for allocation across types of Underlying Portfolios or for allocation in Proprietary Portfolios and Other Portfolios requires the approval of the Company's Board of Directors. Investors desiring more information on a Proprietary Portfolio listed above may call KeyFunds and Victory Portfolios at 800-KEY-FUND to request a prospectus, which is available without charge. The selection of the Other Portfolios also is within the Adviser's discretion.

         Changes in the value of the Underlying Portfolios may affect cash income, if any, derived from these investments and will affect a Fund's net asset value. Because each Fund invests primarily in other mutual funds, which fluctuate in value, the Funds' shares will correspondingly fluctuate in value. Although the Funds normally seek to remain substantially fully invested in the Underlying Portfolios, a Fund may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. A Fund also may borrow money for temporary or emergency purposes.


         As compensation for the services rendered and related expenses borne by Key Advisers under the Asset Management Agreement, the Funds pay Key Advisers a fee, computed daily and payable monthly, equal to 0.20% per annum of the Fund's average daily net assets.

         Unless sooner terminated, the Asset Management Agreement, provides that it will continue in effect for an initial two-year term and, with respect to each Fund, for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Board of Directors of the Company or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act), and, in either case, by a majority of the Directors who are not parties to the Asset Management Agreement or interested persons (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for such purpose.

         The Asset Management Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding voting securities of the Fund, or by Key Advisers. The Asset Management Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act.

         The Asset Management Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of its services pursuant to the Asset Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties or obligations thereunder.

         The Asset Management Agreement also provides that Key Advisers may delegate a portion of its responsibilities to a sub-adviser. In addition, the Asset Management Agreement provides that Key Advisers may render services through its own employees or through the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Funds and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons that is managed by authorized officers of Key Advisers.


         Due to certain regulatory restrictions on banking organizations and their subsidiaries, employees of Key Advisers are not permitted to serve as officers or directors of the Company.


THE INVESTMENT ADVISERS OF THE PROPRIETARY PORTFOLIOS


         As a shareholder in the Proprietary Portfolios, the Funds will bear their proportionate share of the investment advisory fees paid by those Funds. Set forth below is a description of the investment advisory agreements for each Proprietary Portfolio.


KEYFUNDS

         Spears, Benzak, Salomon & Farrell, Inc. ("Spears"), a New York corporation that is registered as an investment adviser with the Commission, serves as investment adviser to the SBSF Fund, the SBSF Convertible Securities Fund, the SBSF Capital Growth Fund (the "KMF Funds") and Key Money Market
Mutual Fund. Spears is a wholly owned subsidiary of KAMHI and is an indirect wholly owned subsidiary of KeyBank, which is wholly owned subsidiary of KeyCorp, one of the largest financial services holding companies in the United States. KeyCorp's principal offices are located at 127 Public Square, Cleveland, Ohio 44114.

         Spears was, at September 30, 1996, investment adviser for assets aggregating in excess of $4.6 billion. In addition to the KMF Funds, Spears' advisory clients include individuals, pension and profit-sharing trusts, partnerships, endowments and foundations. Spears' principal offices are located at 45 Rockefeller Plaza, New York, NY 10111.

         Pursuant to an Investment Advisory Agreement, Spears furnishes a continuous investment program for the KMF Funds, makes the day-to-day investment decisions for the KMF Funds, executes the purchase and sale orders for the portfolio transactions of the KMF Funds and generally manages the KMF Funds' investments in accordance with the stated policies of the KMF Funds, subject to the general supervision of the Board of Directors of the KMF Funds.

         Pursuant to a Sub-Administration Agreement between Spears and BISYS, Spears provides the KMF Funds (and Key Money Market Mutual Fund) with certain sub-administrative and fund accounting services. For its services as sub-administrator, BISYS pays Spears an annual fee of $500,000.

         The persons primarily responsible for the investment management of the KeyFunds are as follows:




           Fund                 Portfolio Manager        Managing Fund Since                     Experience
           ----                 -----------------        -------------------                     ----------

SBSF Fund                    Louis R. Benzak          Commencement of Operations  Principal Portfolio Manager.  Managing
                                                                                  Director and Vice Chairman of Spears
                                                                                  since 1978.

SBSF Fund                    Christopher C. Grisanti  April, 1996                 Co-Portfolio Manager.  Vice President,
                                                                                  Analyst and Portfolio Manager since 1994;
                                                                                  formerly, Attorney with Simpson, Thacher &
                                                                                  Bartlett.

SBSF Capital Growth Fund     Charles G. Crane         Commencement of Operations  Principal Portfolio Manager.  Managing
                                                                                  Director of Spears and has been associated
                                                                                  with Spears since 1988.

SBSF Capital Growth Fund     Annette Longnon Geddes   April, 1996                 Co-Portfolio Manager.  Managing Director
                                                                                  of Spears.  Associated with Spears since
                                                                                  April 1996.  Portfolio Manager with
                                                                                  Steinhardt Management Company during
                                                                                  1995.  Managing Director of Trust Company
                                                                                  of the West from 1987 to 1994.

SBSF Convertible             Louis R. Benzak          Commencement of Operations  Principal Portfolio Manager.  Managing
Securities Fund                                                                   Director and Vice Chairman of Spears
                                                                                  since  1978.

SBSF Convertible             Richard A. Janus         April, 1996                 Co-Portfolio Manager.  Vice President of
Securities Fund                                                                   Spears.  Senior Managing Director and
                                                                                  Chief Investment Officer of Convertible
                                                                                  Securities Investments for Society Asset
                                                                                  Management, Inc. ("Society"), an affiliate
                                                                                  of Spears and an indirect wholly owned


           Fund                 Portfolio Manager        Managing Fund Since                     Experience
           ----                 -----------------        -------------------                     ----------
                                                                                  subsidiary of KeyCorp.  Employed by
                                                                                  Society (including predecessors) since
                                                                                  1977.

SBSF Convertible             James K. Kaesberg        April, 1996                 Co-Portfolio Manager.  Vice President of
Securities Fund                                                                   Spears.  Associated with Society
                                                                                  (including its predecessors) since 1985,
                                                                                  and currently holds the position of Vice
                                                                                  President and Portfolio Manager, Convertible
                                                                                  Securities.





         Under the Investment Advisory Agreement, as compensation for the services rendered and related expenses borne by Spears, the KMF Funds each is obligated to pay Spears a fee, computed daily and payable monthly, equal to 0.75% per annum of each such KMF Fund's average daily net assets. This fee is higher than that paid by most investment companies, although it is believed that this fee is comparable to fees paid by other investment companies with investment objectives comparable to each such KMF Fund. Spears is obligated to reimburse the KMF Funds in the event any Fund's expenses exceed certain prescribed limits. See "Expenses and Distribution Plan."



VICTORY PORTFOLIOS

         KeyCorp Mutual Fund Advisers, Inc. is the investment adviser to the Victory Portfolios. Key Advisers directs the investment of the VP Funds' assets, subject at all times to the supervision of the Victory Portfolios' Board of Trustees. Key Advisers continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of the VP investments.

         Key Advisers was organized as an Ohio corporation on July 27, 1995 and is registered with the Commission as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly owned subsidiary of KAMHI, which is a wholly owned subsidiary of KeyBank, a wholly owned subsidiary of KeyCorp, a financial services holding company. Key Advisers and its affiliates managed approximately $49 billion, as of September 30, 1996, for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

         As of September 30, 1996, KeyCorp had an asset base of $65 billion, with banking offices in 26 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of the merger in 1994 of Society Corporation, the bank holding company of which KeyBank, formerly Society National Bank, was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. KeyCorp's non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. KeyBank is the lead affiliate bank of KeyCorp, which is headquartered at 127 Public Square, Cleveland, Ohio 44114.

         The persons primarily responsible for the investment management of the Victory Portfolios are as follows:




           Fund                 Portfolio Manager        Managing Fund Since                     Experience
           ----                 -----------------        -------------------                     ----------

Victory Value Fund            Judith A. Jones       Commencement of            Portfolio Manager with Society Asset
                                                    Operations                 Management Inc. since 1993; Portfolio Manager
                                                                               with Ameritrust from 1965 to 1992.

Victory Diversified Stock     Lawrence G. Babin     Commencement of            Portfolio Manager with Society Asset
Fund                                                Operations                 Management, Inc. since 1993; Portfolio
                                                                               Manager with Society National Bank since 1981.

Victory Growth Fund           William F. Ruple      June, 1995                 Vice President and Portfolio Manager with
                                                                               Society Asset Management since December,1992;
                                                                               Portfolio Manager with Society National Bank
                                                                               from 1989 to December 1992.

Victory Special Value Fund    Anthony Aveni         Commencement of            Portfolio Manager with Society Asset
                                                    Operations                 Management, Inc. since 1993; Portfolio
                                                                               Manager with Ameritrust from 1981 to 1992.

Victory Special Value Fund    Barbara Myers         June, 1995                 Portfolio Manager with Society Asset
                                                                               Management, Inc. since June, 1994; Portfolio
                                                                               Manager with Duff & Phelps, Inc. from 1989 to
                                                                               June, 1994.

Victory Special Growth Fund   Annette               June, 1996                 Managing Director and Portfolio Manager of Spears.
                              Geddes                                           Associated with Spears since 1996.  Portfolio
                                                                               Manager with Steinhardt Management Company since
                                                                               1995. Managing Director of Trust Company of the
                                                                               West since 1987.

Victory International         Conrad R. Metz        October, 1995              Vice President and Portfolio Manager with
Growth Fund                                                                    Society Asset Management, Inc. since 1995;
                                                                               Senior Vice President, International Equities,
                                                                               with Bailard, Biehl & Kaiser from 1993-1995;
                                                                               Principal, International Portfolio Manager,
                                                                               Vice President and  Analyst with Harris
                                                                               Investment Management from 1983-1993; Assistant
                                                                               Vice President and Investment Officer, Equity
                                                                               Research with National Bank of Detroit from
                                                                               1978-1983.

Victory Government Mortgage   Robert H. Fernald     November, 1994             Vice President and Portfolio Manager for
Fund                                                                           Society Asset Management, Inc., beginning in
                                                                               1993, and for Society National Bank since
                                                                               1992; Portfolio Manager for


           Fund                 Portfolio Manager        Managing Fund Since                     Experience
           ----                 -----------------        -------------------                     ----------

                                                                               Ameritrust Company National Association from
                                                                               1991 to 1992; formerly Vice President of Fairfield
                                                                               Research Corporation.

Victory Investment Quality    Richard T. Heine      Commencement of            Vice President and Portfolio Manager for
Bond Fund                                           Operations                 Society Asset Management, Inc. beginning in
                                                                               1993; Vice President and Portfolio Manager
                                                                               for Society National Bank since 1992; with
                                                                               Ameritrust Company National Association from
                                                                               1973 to 1992.

Victory Fund for Income       Robert H. Fernald     May, 1996                  Vice President and Portfolio Manager for
                                                                               Society Asset Management, Inc., beginning in
                                                                               1993; and for Society National Bank since
                                                                               1992; Portfolio Manager for Ameritrust
                                                                               Company National Association from 1991 to
                                                                               1992; formerly Vice President, Fairfield
                                                                               Research Corporation.

Victory Intermediate Income   David M. Baccile      March, 1996                Portfolio Manager, Society Asset Management,
Fund                                                                           Inc., beginning in 1994; Credit Analyst and
                                                                               Fixed Income Trader for KeyCorp since 1990.

Victory Limited Term Income   Robert H. Fernald     January, 1995              Vice President and Portfolio Manager for
Fund                                                                           Society Asset Management, Inc., beginning in
                                                                               1993, and for Society National Bank since
                                                                               1992; Portfolio Manager for Ameritrust
                                                                               Company National Association from 1991-1992;
                                                                               formerly Vice President, Fairfield Research
                                                                               Corporation.




         The following schedule lists the advisory fees for each VP mutual fund that is advised by Key Advisers.



         .50               OF 1% OF AVERAGE DAILY NET ASSETS
                           Victory Limited Term Income Fund
                           Victory Financial Reserves Fund
                           Victory Fund for Income
                           Victory Government Mortgage Fund

         .65               OF 1% OF AVERAGE DAILY NET ASSETS
                           Victory Diversified Stock Fund

         .75               OF 1% OF AVERAGE DAILY NET ASSETS
                           Victory Investment Quality Bond Fund
                           Victory Intermediate Income Fund

         1%                OF AVERAGE DAILY NET ASSETS
                           Victory Value Fund
                           Victory Growth Fund
                           Victory Special Value Fund
                           Victory Special Growth Fund

         1.10%             OF AVERAGE DAILY NET ASSETS
                           Victory International Growth Fund



         Society Asset Management, Inc. serves as sub-adviser to each of these Funds. For its services under the Investment Sub-Advisory Agreement, Key Advisers pays the sub-adviser fees at rates (based on an annual percentage of average daily net assets) which vary according to the following table.

         The investment sub-advisory fees payable by Key Advisers to the sub-adviser are as follows:




For the Victory Diversified Stock Fund,                                 For the Victory International
Growth Fund and Value Fund:                                             Growth Fund and Special Value Fund:

                                       RATE OF                                       RATE OF
                                    SUB-ADVISORY                                     SUB-ADVISORY
      NET ASSETS                       FEE(1)                    NET ASSETS             FEE(1)
      ----------                       ------                    ----------             ------

Up to $10,000,000                     0.65%                  Up to $10,000,000             0.90%
Next $15,000,000                      0.50%                  Next $15,000,000              0.70%
Next $25,000,000                      0.40%                  Next $25,000,000              0.55%
Above $50,000,000                     0.35%                  Above $50,000,000             0.45%


For the Victory Investment Quality Bond                                 For the Victory Financial Reserves
Fund, Limited Term Income Fund,                                         Fund:
Government Mortgage Fund and
Intermediate Income Fund:

                                       RATE OF                                             RATE OF
                                    SUB-ADVISORY                                     SUB-ADVISORY
      NET ASSETS                       FEE(1)                     NET ASSETS               FEE(1)
      ----------                       ------                     ----------               ------

Up to $10,000,000                     0.40%                   Up to $10,000,000              0.25%
Next $15,000,000                      0.30%                   Next $15,000,000               0.20%
Next $25,000,000                      0.25%                   Next $25,000,000               0.15%
Above $50,000,000                     0.20%                   Above $50,000,000              0.125%


(1) As a percentage of average daily net assets. Note, however, that the sub-adviser has the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable for the period in which it is made and determined in advance of rendering sub-investment advisory services by the sub-adviser, and will be in writing.



                           ADMINISTRATOR OF THE FUNDS

         BISYS Fund Services Limited Partnership (d/b/a BISYS Fund Services) ("BISYS") serves as the Administrator (the "Administrator") of the Funds pursuant to an administration agreement, dated July 1, 1996, as amended December 16, 1996 (the "Administration Agreement"). The

Administrator assists in supervising all operations of each Fund (other than those performed by KMFA under the Investment Advisory Agreement), subject to the supervision of the Board of Directors.

         For the services rendered to the Funds and related expenses borne by BISYS as Administrator, each Fund pays BISYS an annual fee, computed daily and paid monthly, equal to 0.01% of the average daily net assets of each Fund, subject to a minimum charge of $12,000 per Fund per year. The Administrator may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds of the Company available for distribution to shareholders.

         Unless sooner terminated, the Administration Agreement is renewed automatically for one year periods unless terminated by either the Company or the Administrator on not less than 90 days' prior written notice.


         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, the Administrator assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing office facilities necessary to carry out its duties thereunder. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.





         Fund Accountant. BISYS Fund Services, Inc. ("BISYS, Inc.") serves as a fund accountant for each Fund pursuant to a fund accounting agreement with the Company dated July 1, 1996, as amended December 16, 1996 (the "Fund
Accounting Agreement"). As fund accountant, BISYS, Inc. calculates each Fund's net asset value, dividends and capital gain distributions, if any, and yield and total return. BISYS, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under the Fund Accounting Agreement, BISYS, Inc. is entitled to receive a fee from each Fund equal to an annual rate of 0.02% of the first $100 million of average daily net assets and 0.01% of average daily net assets in excess of $100 million, subject to a minimum monthly fee of $1,666.66 per Fund.
[/R]

                   EXPENSES, DISTRIBUTOR AND DISTRIBUTION PLAN


         Except as set forth above, and as set forth below, the Funds are responsible for the payment of their expenses. Such expenses include the fees payable to Key Advisers; any brokerage fees and commissions; taxes; interest; the cost of any liability insurance or fidelity bonds; costs, expenses, or losses arising out of any liability of or claim for damages or other relief asserted against the Funds for violation of any law; legal and auditing fees and expenses; the fees and certain expenses of the Custodian, Transfer Agent
BISYS Inc. and BISYS; the fees of any trade association of which the Funds are a member; the expenses of printing and mailing reports and notices to the Funds' shareholders; filing fees for the registration or qualification of Funds shares under federal or state securities laws; the fees and expenses involved in registering and maintaining registration of the Funds and of its shares with the Commission; fees of directors who are not "interested persons" of an investment adviser to or the principal underwriter for the Funds; the costs of registering the Funds as a broker or dealer; the costs of qualifying its shares under state securities laws; the expenses of servicing shareholders and shareholder accounts not otherwise incurred by the Adviser or the Administrator; and any extraordinary expenses incurred by the Funds.

         As a result of certain regulatory restrictions imposed on banking organizations and their subsidiaries, the Company is not permitted to sell shares of the Funds directly without an independent underwriter. Accordingly, pursuant to a distribution agreement dated as of July 1, 1996, as amended December 16, 1996, (the "Distribution Agreement"), BISYS (the "Distributor") was appointed to serve as independent underwriter/distributor for the continuous offering of the shares of the Company. Under the Distribution Agreement, the Distributor is obligated to devote its best efforts to effect sales of shares of the Funds, but is not required to sell any certain number of shares. In addition, under the Distribution Agreement, the Distributor may enter into agreements with selected dealers for the distribution of shares of the Funds.


         If not earlier terminated, the Distribution Agreement will continue in effect for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a majority of those members of the Board of Directors of the Company who are not parties to the Agreement or "interested persons" of any such party (the "Disinterested Directors"), pursuant to a vote cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of each Fund. The Distribution Agreement may be terminated by the Company at any time with respect to any Fund, without the payment of any penalty, by vote of a majority of the Disinterested Directors or by vote of a "majority of the outstanding voting securities" of such Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Distribution Agreement will automatically terminate in the event of its "assignment".

         The Company has adopted a Distribution Plan (the "Distribution Plan") for the Funds pursuant to Rule 12b-1 under the 1940 Act. No separate payments are authorized to be made by the Funds under the Plan. Rather, the Plan provides that to the extent that any portion of the fees payable under the Shareholder Servicing Plan or any Shareholder Servicing Agreement (described below) is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Plan and in accordance with Rule 12b-1.

         Rule 12b-1 generally requires that the Distribution Plan initially be approved by a vote of a majority of the Board of Directors, including those directors who are not "interested persons" of the Funds (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Distribution Plan. The Distribution Plan must be approved at least annually in the manner described in the foregoing sentence and may be terminated at any time by a vote of a majority of the outstanding voting securities of the Fund or a majority of those directors who are not "interested persons" and who have no direct or indirect financial interest in the Distribution Plan.

         While the Distribution Plan is in effect, the selection and nomination of directors who are not "interested persons" of the Company (as defined in the 1940 Act) is committed to the discretion of the directors who are not interested persons of the Company.


         In the event that the total expenses of a Fund exceed the limits on investment company expenses imposed by any statute or any regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale, Key Advisers will bear the amount of such excess, except: (i) Key Advisers shall not be required to bear such excess to an extent greater than the compensation due to Key Advisers for the period for which such expense limitation is required to be calculated unless such statute or regulatory authority shall so require, and (ii) Key Advisers shall not be required to bear the expenses of the Fund to an extent which would result in the Fund's or Company's inability to qualify as a regulated investment company under the provisions of Subchapter M of the Code. Fees imposed on customer accounts by Key Advisers, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of such limitation.


                           SHAREHOLDER SERVICING PLAN


         The Company, on behalf of the Growth Fund, Moderate Growth Fund and Income and Growth Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (including affiliates of the Adviser) (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares of a Fund, which services may include: (i) aggregating and processing purchase and redemption requests for shares from customers and promptly transmitting net purchase and redemption orders to the distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services as reasonably requested to the extent the Shareholder Servicing Agent is permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided pursuant to the Shareholder Servicing Agreement, the Fund pays each Shareholder Servicing Agent a fee computed daily and payable monthly, in amounts aggregating not more than 0.25% on an annual basis, of the average daily net assets of the Fund. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114 has been retained as Custodian for the Funds' investments. Key Trust Company of Ohio, N.A. also maintains certain accounting and financial records of the Funds. Key Trust Company of Ohio, N.A. is a subsidiary of KeyCorp and an affiliate of the Adviser and receives compensation from the Funds for services it performs as Custodian.


         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, the Fund's Transfer Agent, subcontracts the performance of all services to Boston Financial Data Services, Inc. ("BFDS"). BFDS, at Two Heritage Drive, Quincy, MA 02171, acts as dividend disbursing agent and servicing agent for the shares of the Funds and receives a fee for these services.


                             PERFORMANCE INFORMATION


         From time to time the "standardized yield," "dividend yield," "distribution return," "average annual total return" and "total return" of an investment in Fund shares may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations are set forth below.

         Yield and total return information may be useful to investors in reviewing a Fund's performance. A Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for the Fund for the 1, 5 and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; yield and total return are not guaranteed and normally fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Company of future yields or rates of return on its shares. The yield and total return of a Fund are affected by the types of investments the Fund holds, its operating expenses and other factors.

         Standardized Yields. A Fund's "yield" (referred to as "standardized yield") for a given 30-day period for the shares of the Fund is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

                                    2[(a-b+1) to the 6th power-1]
         Standardized Yield =       -----------------------------
                                                 cd

         The symbols above represent the following factors:

          a    = dividends and interest earned during the 30-day period.

          b = expenses accrued for the period (net of any expense reimbursements).

          c = the average daily number of shares of the Fund outstanding during the 30-day period that were entitled to receive dividends.

          d = the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield," described below.

         Dividend Yield and Distribution Return. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

                            Dividends + Number of days (accrual period) x 365
         Dividend Yield =   -------------------------------------------------
                                Max. Offering Price (last day of period)

         Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                                              ERV(1n)-1
         Average Annual Total Return =        ---------
                                                  P


         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:



                                            ERV-P
         Total Return =                    -------
                                              P


         Total returns assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.


         Other Performance Comparisons. From time to time, a Fund may publish the ranking of the performance of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds. The Lipper performance rankings are based on a total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.


         From time to time, a Fund may publish the ranking of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each funds' three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds also may include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund). A Fund also may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of the Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. Performance information concerning the Funds generally is available by calling 800-KEY-FUND.


         Advertisements and sales literature may include discussions of specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management and its investment philosophy.


         When comparing yield, total return and investment risk of an investment in a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury Securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds seek to offer a fixed price per share.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


         Pursuant to the Asset Management Agreement, Key Advisers determines, subject to the general supervision of the Directors of the Company, and in accordance with each Fund's investment objective and restrictions, which Underlying Portfolio shares or securities are to be purchased or sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between bid and asked price. At times, the Funds may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by a Fund. While Key Advisers generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest prices available on each transaction, for reasons discussed below.

         Allocation of transactions to dealers is determined by Key Advisers in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. In assessing the best overall terms available for any transaction, Key Advisers considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to Key Advisers and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.

         In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to Key Advisers, the Funds or other accounts over which Key Advisers exercises investment discretion. Research so received is in addition to and not in lieu of services required to be performed by Key Advisers and does not reduce the advisory fees payable to Key Advisers by the Funds. Such information may be useful to Key Advisers in serving both the Funds and other clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to Key Advisers in carrying out its obligations to the Funds. The Asset Management Agreement authorizes Key Advisers to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Key Advisers determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of Key Advisers with respect accounts over which it exercises investment discretion.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, Key Trust Company of Ohio, N.A. or its affiliates, BISYS, or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for the Funds are made independently from those made for other funds or any other investment company or account managed by Key Advisers. Any such other investment company or account may also invest in the same securities as a particular Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund or investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers believes to be equitable to the Fund and such other Fund or investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, Key Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Funds, Key Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.


                        PURCHASE, REDEMPTION AND PRICING


         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the close of regular trading of the NYSE ("the Valuation Time") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading. The NYSE is closed in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The methods of purchase and redemption of shares, and special retirement, withdrawal and exchange plans offered are fully set forth in the Prospectus. Certain additional information is provided below.

         Pursuant to Rule 11a-3 under the 1940 Act, a Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under that Rule, the 60-day notification requirement may be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange, or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission, or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         The Company and Key Advisers reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the judgment of Key Advisers, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would potentially be adversely affected.

         The Company has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Any portion of a redemption not paid in cash may be paid in securities or other property of the relevant Fund. Shareholders receiving securities or other property upon redemption may realize a gain or loss for tax purposes and may incur additional costs (e.g. brokerage costs) as well as the inconveniences associated with disposing of such securities or other property.

         The net asset value of the shares of each Fund is normally determined at 4:00 p.m., Eastern Time, each Business Day, and each is determined by dividing the total value of all underlying mutual fund shares and securities held (both valued at current market value or by other method approved by the respective Board of the Proprietary Portfolios), and other assets, less liabilities, divided by the total number of shares then outstanding. Securities for which quotations are not readily available and any other assets are valued at fair value as determined in good faith by the

Board of Directors. Money market instruments are valued at market value except money market instruments having a maturity of less than 60 days which are valued at amortized cost. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.




                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of distributions by each Fund. This section of the Statement of Additional Information includes additional information concerning federal income taxes.


         Qualification as a "regulated investment company" under the Code requires, among other items, that (a) at least 90% of each Fund's annual gross income be derived from interest; payments with respect to securities loans; dividends and gains from the sale or other disposition of securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to each Fund's business of investing in such securities or currencies; (b) each Fund generally derives less than 30% of its gross income from gains from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (c) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. Each Fund intends to satisfy these qualification requirements by primarily investing in the underlying mutual funds. As a regulated investment company, each Fund will not be subject to federal income tax on its investment company taxable income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its investment company taxable income (including its net tax-exempt income) earned in each year.

         Dividends received from an underlying mutual fund are treated as ordinary income to a Fund which invests in the underlying mutual fund. Distributions from an underlying mutual fund designated as capital gain distributions are treated as long-term capital gains, regardless of how long the Fund invests in the underlying mutual fund.


         Income and dividends received by regulated investment company from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of any Fund is expected to consist of securities of foreign issuers, no Fund will be eligible to elect to "pass through" foreign tax credits to shareholders.

         Gains or losses on sales of portfolio securities by a regulated investment company generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases including where the regulated investment company acquires a put or grants a call thereon. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the regulated investment company at a market discount (generally, at a price less than its principal amount) will generally be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the regulated investment company held the debt obligation. Other gains or losses on the sale of securities will be short-term capital gains or losses. To the extent that a Fund recognizes long-term capital gains, such gains will be distributed at least annually and will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. If a shareholder receives a designated capital gain distribution on a Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution thereon. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months will be disallowed to the extent of any tax-exempt interest dividends. These rules shall not apply, however, to losses incurred under a periodic redemption plan.


         If a shareholder disposes of Fund shares with reinvestment rights within 90 days of acquiring such shares, and subsequently reacquires Fund shares or shares of another regulated investment company with a reduced or eliminated sales charge pursuant to the reinvestment rights, the sales charge incurred, if any, to acquire the disposed shares (to the extent such previous sales charges do not exceed the reduction or elimination of sales charges incurred on the subsequent acquisition) shall not be taken into account for the purpose of determining the amount of gain or loss on initial disposition. To the extent any sales charge is not taken into account, it will be treated as having been incurred in the subsequent acquisition. In addition, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent that substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         As of the printing of this Statement of Additional Information, the maximum individual tax rate applicable to ordinary income is 39% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net realized capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net realized capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income greater than $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income greater than $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000).

         Individuals who are not active participants (and who do not have a spouse who is an active participant) in certain types of retirement plans ("qualified retirement plans") may deduct contributions to an individual retirement account ("IRA"), up to specified limits. Investment earnings in an IRA will be tax-deferred until withdrawn.

         The maximum annual deductible contribution to an IRA for individuals under age seventy and a half is 100% of includible compensation up to a maximum of (i) $2,000 for single individuals; (ii) $4,000 for a married couple when both spouses earn income; and (iii) $2,250 (increased to $4,000 for tax years beginning after December 31, 1996) when one spouse earns, or elects for IRA purposes to be treated as earning, no income (together the "IRA contribution limits").


         The IRA deduction is also available for single individual taxpayers and married couples who are active participants in qualified retirement plans but who have adjusted gross incomes which do not exceed certain specified limits. If their adjusted gross income exceeds these limits, the amount of the deductible contribution is phased down and eventually eliminated.


         Any individual who works may make nondeductible contributions to an IRA in addition to any deductible contributions. Aggregate deductible and nondeductible contributions are limited to the IRA contribution limits discussed above. Aggregate contributions in excess of the applicable IRA contribution limit are "excess contributions." In addition, contributions made to an IRA for the year in which an individual attains the age of seventy and a half, or any year thereafter, are also excess contributions. Excess contributions are subject to a 6% excise tax penalty which is charged each year that the excess contribution remains in the IRA.

         An employer may also contribute to an individual's IRA as part of a Simplified Employee Pension Plan, known as a "SEP-IRA," established prior to January 1, 1996, or a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Participating employers may make an annual contribution to each employee through a SEP-IRA in an amount up to the lesser of 15% of such employee's earned income or $30,000, subject to certain provisions of the Code. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to his or her own IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect under the SIMPLE formula to contribute to the employee's IRA 2% of the lesser of his or her earned income or $150,000. In any case, all contributions and investment earnings will be tax-deferred until withdrawn.


         The foregoing discussion regarding IRAs is based upon the Code and federal regulations in effect as of the date of this Statement of Additional Information and summarizes only some of the important federal income tax considerations generally effecting IRA contributions made by individuals or their employers. It is not intended as a substitute for careful tax planning.

         If an option granted by a regulated investment company lapses or is terminated through a closing transaction, such as a repurchase by the regulated investment company of the option from its holder, the regulated investment company will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the regulated investment company in the closing transaction. Recognition of capital losses may be deferred if they result from a position that is part of a tax "straddle," discussed below. If securities are sold by a regulated investment company pursuant to the exercise of a call option granted by it, such regulated investment company will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the regulated investment company pursuant to the exercise of a put option granted by it, such regulated investment company will subtract the premium received from its cost basis in the securities purchased.

         Under Section 1256 of the Code, gain or loss recognized by a regulated investment company from certain financial forward, futures and options transactions is treated as 60% long-term capital gain (or loss) and 40% short-term capital gain (or loss) (the "60%/40% Rule"). Gain or loss may arise upon the exercise or lapse of such forward contracts, futures and options as well as from closing transactions. In addition, any such forward contracts, futures or options remaining unexercised at the end of the regulated investment company's taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the regulated investment company characterized in the manner described above (the "Mark-to-Market Rule"). Transactions that qualify as designated hedges are excepted from the Mark-to-Market Rule and the 60%/40% Rule. Moreover, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. Conversion transactions are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future. Finally, "currency transactions" may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses.

         Offsetting positions held by a regulated investment company involving certain financial forward, futures or option contracts may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256, discussed above. If a regulated investment company were treated as entering into straddles by reason of its engaging in certain financial forward, futures or option contracts, such straddles may be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. A regulated investment company may make one or more elections with respect to mixed straddles, and, depending upon which elections are made, if any, the tax consequences of the transaction may differ. Generally, to the extent the straddle rules apply to positions established by a regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         Foreign Shareholders. Under the Code, distributions of net investment income by a regulated investment company to a non-resident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership will be subject to a U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a regulated investment company to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens,

U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but, in the case of a foreign shareholder who is a non-resident alien individual, such distributions ordinarily will be subject to U.S. withholding tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

         Other Matters. Investors should be aware that the investments to be made by a regulated investment company may involve sophisticated tax rules such as the original issue discount, subpart F income, and passive foreign investment company rules that would result in income or gain recognition by the regulated investment company without corresponding, current cash receipts. Where a regulated investment company recognizes noncash income, the regulated investment company may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

                             ADDITIONAL INFORMATION


         The Company is an open-end management investment company organized as a corporation under the laws of the State of Maryland on May 26, 1983. The Company offers shares of common stock which represent interests in one of nine separate portfolios. This SAI relates to the following Funds of the Company: Growth Fund, Moderate Growth Fund and Income and Growth Fund. Each Fund offers only one class of shares. Shares of each Fund of the Company are redeemable at the net asset value thereof at the option of the holders thereof or in certain circumstances at the option of the Company. For information concerning the methods of redemption and the rights of shares ownership, see the Prospectus under the caption "Redeeming Shares."


         Generally, on each matter submitted to a vote of shareholders, each shareholder is entitled to one vote per share. In addition, all shares of each Fund vote as a single class; provided, however, that (i) as to any matter with respect to which a separate vote of any Fund is required by the 1940 Act or under the Maryland General Corporation law, the requirements as to a separate vote by that Fund apply in lieu of single class voting; (ii) in the event that the separate vote requirements referred to in (i) apply with respect to one or more Funds, then, subject to (iii) below, the shares of all other Funds vote as a single class; and (iv) as to any matter which does not affect the interest of a particular Fund, only the holders of shares of the one or more affected Funds are entitled to vote. And, notwithstanding any provision of the Maryland General Corporation Law requiring a greater portion than a majority of the votes entitled to be cast in order to take or authorize any action, any such action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon.


         Shares of the Funds have no subscription or preemptive rights and only such conversion or exchange privileges as the Directors may grant in their discretion. Generally, a special meeting of shareholders of the Company will be called by the Secretary upon receipt of a request in writing signed by shareholders holding not less than 25% of the common stock at the time issued and entitled to vote at such meeting.

                       INDEPENDENT ACCOUNTANTS AND REPORTS

         At least semi-annually, the Company will furnish the shareholders of the Funds with financial statements for the Funds. The annual financial statements of the Funds will be audited by the Company's independent accountants. The Board of Directors has selected Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 as independent accountants to audit the Funds' financial statements and review the Funds' tax returns for fiscal years ending on or after November 30, 1996.

                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue NW, Washington, D.C. 20006, serves as legal counsel to the Company.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

                              MOODY'S BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

         Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S SHORT-TERM DEBT RATINGS

         Moody's Short-Term Debt Ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2 and Prime-3.

         Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 have a strong ability for repayment of senior short-term debt obligations; and issuers rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

               STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

STANDARD & POOR'S BOND RATINGS

         A Standard & Poor's rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Standard & Poors does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A' has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher-rated categories.

BBB Debt rated "BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

         Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The commercial paper rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based upon current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or based on other circumstances. Ratings are graded into two group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The categories are as follows:

         Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 or 3 to indicate the relative degree of safety.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:


Previously Filed:
  Audited Financial Statements (for SBSF Fund, SBSF Convertible Securities
   Fund, SBSF Capital Growth Fund and Key Money Market Mutual Fund), including:
  Statements of Investments, November 30, 1995
  Statements of Assets and Liabilities, November 30, 1995
  Statements of Operations, November 30, 1995
  Statements of Changes in Net Assets for the years ended November 30, 1995 and
   1994
  Financial Highlights
  Notes to Financial Statements
  Report of Independent Accountants dated January 17, 1996


  Unaudited Financial Statements (for SBSF Fund, SBSF Convertible Securities
   Fund, SBSF Capital Growth Fund and Key Money Market Mutual Fund), including:
  Statements of Investments, May 31, 1996
  Statements of Assets and Liabilities, May 31, 1996
  Statements of Operations, May 31, 1996
  Statements of Changes in Net Assets, for the six month period ended May 31,
   1996 and the year ended November 30, 1995
  Financial Highlights
  Notes to Financial Statements

To be filed when available:
  Financial Statements with respect to KeyChoice Growth Fund, KeyChoice
   Moderate Growth Fund and KeyChoice Income and Growth Fund

(b) Exhibits:

          1(a) Articles of Incorporation, as amended and supplemented (filed on January 31, 1996 as Exhibit 1 to Post-Effective Amendment No. 16 and incorporated herein by reference)

          (b) Articles Supplementary to Articles of Incorporation (filed on June 11, 1996 as Exhibit 1(a) to Post-Effective Amendment No. 23 and incorporated herein by reference).

          (c) Articles of Amendment (filed on July 12, 1996 as Exhibit 1(a) to Post-Effective Amendment No. 24 and incorporated herein by reference).

          (d)  Articles of Amendment to Articles of Incorporation.

          2    By-Laws, as Amended and Restated August 14, 1996.

          3    Not Applicable.

          4    Not Applicable.

          5(a) Investment Advisory Agreement (for SBSF Fund, SBSF Money Market
               Fund, SBSF Convertible Securities Fund and SBSF Capital Growth
               Fund).

          (b) Investment Advisory Agreement (for Key Stock Index Fund and Key International Index Fund).

          (c) Asset Management Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund).

         6(a)  Distribution Agreement.

         (a)(1)Amendment No. 1 to Distribution Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund).

          7    Not Applicable.

          8(a) Mutual Fund Custody Agreement (filed on January 31, 1996 as
               Exhibit 8(a)(ii) to Post-Effective Amendment No. 16 and incorporated herein by reference).

          (b)  Amendment No. 1 to Mutual Fund Custody Agreement.

          (c)  Amendment No. 2 to Mutual Fund Custody Agreement.

          (d)  Transfer Agency Agreement.

          9(a) Administration Agreement (for SBSF Fund, Key Money Market Mutual
               Fund, SBSF Convertible Securities Fund and SBSF Capital Growth
               Fund).

          (b) Administration Agreement (for Key Stock Index Fund and Key International Index Fund).

          (b)(1) Amendment No. 1 to Administration Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund).

          (c) Sub-Administration Agreement (for SBSF Fund, SBSF Money Market Fund, SBSF Convertible Securities Fund and SBSF Capital Growth
               Fund).

          (d) Fund Accounting Agreement (for Key Stock Index Fund and Key International Index Fund).

          (d)(1) Amendment No. 1 to Fund Accounting Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund).

          10   Opinion and consent of counsel.

          11   Consent of Independent Accountants.

          12   Not Applicable.

          13   Not Applicable.

          14   Not Applicable.

          15(a) Plan of Distribution pursuant to Rule 12b-1 (for SBSF Fund, SBSF
               Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund and Key International Index Fund filed on June 11, 1996 as Exhibit 15(c) to Post-Effective Amendment No. 23 and incorporated herein by reference).

          (b) Plan of Distribution pursuant to Rule 12b-1 (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund and KeyChoice Income and Growth Fund).

          (c) Shareholder Servicing Plan and related form of Shareholder Servicing Agreement (for SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund, Key Money Market Mutual Fund and Key International Index Fund filed on June 11, 1996 as Exhibit 15(d) to Post-Effective Amendment No. 23 and incorporated herein by reference).

          (d) Shareholder Servicing Plan and related form of Shareholder Servicing Agreement (for KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund).


          16   Not Applicable.

          17   Not Applicable.


          18   Not Applicable.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         No person is controlled by or under common control with Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


         Number of Record Holders as of October 31, 1996: SBSF Fund, 1,083 record holders; SBSF Convertible Securities Fund, 477 record holders; SBSF Capital Growth Fund, 323 record holders; Key Money Market Mutual Fund, 310 record holders; and Key Stock Index Fund, 16 record holders.


ITEM 27. INDEMNIFICATION.

         The Corporation shall indemnify directors, officers, employees and agents of the Corporation against judgments, fines, settlements and expenses (including attorney's fees) to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, except that such indemnification will not be permitted if, in the opinion of the Board of Directors, such indemnification would be inconsistent with the position of the staff of the Securities and Exchange Commission (the "Commission") in its interpretive releases relating to matters of indemnification, including Investment Company Act Release No. 11330 (September 4, 1980) for so long as such releases remain the position of the staff of the Commission. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See information set forth under the caption "Investment Adviser" in the Prospectus and the Statement of Additional Information.

         KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers") is the investment adviser to each fund of the Victory Portfolios. Key Advisers is a wholly owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $65 billion as of September 30, 1996 and is also a wholly owned indirect subsidiary of KeyBank National Association. KeyCorp is a leading financial institution doing business in 26 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. As of September 30, 1996, Key Advisers and its affiliates have over $49 billion in assets under management, and provide a full range of investment management services to personal and corporate clients.

         To the knowledge of Registrant, none of the directors or officers of Key Advisers, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Key Advisers also hold positions with KeyCorp or its subsidiaries.

         The principal executive officers and directors of Key Advisers are as follows:

               W. Christopher Maxwell, Director, Chairman and Chief Executive Officer. Also Executive Vice President of KeyCorp Management Company ("KMC").

               Kathleen A. Dennis, Director and President. Also Senior Vice President of KMC.


               William G. Spears, Director. Also Chairman, Director and Managing Director of Spears, Benzak, Salomon and
               Farrell, Inc. ("SBSF"); Director and Chairman of Society; and Group Executive for Asset Management of KeyCorp.

               John M. Keane, Vice President and Treasurer. Also Vice President, KMC.

               William J. Blake, Secretary. Also Senior Vice President and Senior Managing Counsel, KMC.

               Steven N. Bulloch, Assistant Secretary. Also Senior Vice President and Senior Counsel, KMC.

               Charles G. Crane, Senior Vice President and Senior Management Director. Also Senior Vice President and Managing Director SBSF.

               Dennis M. Grapo, Senior Vice President and Senior Managing Director. Also Senior Managing Director of Society.

               Frank J. Riccardi, Senior Vice President and Senior Managing Director. Also Senior Managing Director of Society.

               Anthony Aveni, Senior Vice President and Senior Managing Director. Also Senior Managing Director of Society.

               Eric P. Rasmussen, Senior Vice President and Senior Managing Director. Also Director, CEO and Chairman, Applied Technology Investments, Inc.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

ITEM 29. PRINCIPAL UNDERWRITERS.

          (a) BISYS Fund Services Limited Partnership ("BISYS") serves as distributor and administrator for the Registrant. BISYS also distributes the securities of the American Performance Funds, the AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, First Choice Funds Trust, Fountain Square Funds, HSBC Family of Funds, The Highmark Group, The Infinity Mutual Funds, Inc., The Kent Funds, the MarketWatch Funds, the MMA Praxis Mutual Funds, M.S.D.&T. Funds, the Pacific Capital Funds, the Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, the Qualivest Funds, The Republic Funds, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an open-end management investment company.

          (b)  Partners of BISYS, as of November 30, 1996, were as follows:

NAME AND PRINCIPAL
OFFICES WITH                                POSITIONS AND OFFICES WITH                          POSITIONS AND
BUSINESS ADDRESS                            BISYS FUND SERVICES                                 REGISTRANT
----------------                            -------------------                                 ----------
BISYS Fund Services, Inc.                   Sole General Partner                                  None
3435 Stelzer Road
Columbus, OH 43219

WC Subsidiary Corporation                   Sole Limited Partner                                  None
150 Clove Road
Little Falls, N.J. 07424

The BISYS Group, Inc.                       Sole Shareholder                                      None
150 Clove Road
Little Falls, N.J. 07424


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

          (1)  Key Mutual Funds, 127 Public Square, Cleveland, Ohio 44114;

          (2) BFDS, Two Heritage Drive, Quincy, MA 02071 (records relating to its functions as dividend disbursing agent and servicing agent);

          (3) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator, Distributor and Fund Accountant);

          (4) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio, 44114 (records relating to its functions as Custodian); and

          (5) KeyCorp Mutual Fund Advisers, Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as Investment Adviser).

ITEM 31. MANAGEMENT SERVICES.

         Other than as set forth under the captions "Investment Adviser" and "Administrator" in Parts A and B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

         (a) Not applicable.


         (b) Registrant undertakes to file a post-effective amendment with respect to the KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund, using financial statements which need not be certified, within four to six months of the date of commencement of operations of the Registration Statement under the Securities Act of 1933 for such Funds.


         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued, containing information called for by Item 5A of Form N-1A, upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Columbus, and State of Ohio, on the 16th day of December, 1996.

                                             SBSF FUNDS, INC.

                                             By *
                                               -------------------------------
                                                Leigh A. Wilson
                                                President

                                             By /s/ Scott A. Englehart
                                               -------------------------------
                                                Scott A. Englehart
                                                * Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following individuals in the capacities indicated on the date indicated.

SIGNATURE                                           TITLE                                    DATE
---------                                           -----                                    ----
         *
-----------------------
Leigh A. Wilson                             President and Director
                                            (Principal Executive Officer)               December 16, 1996

         *
-----------------------
Eugene J. McDonald                          Director                                    December 16, 1996

         *
-----------------------
Frank A. Weil                               Non-Executive Chairman and
                                            Director                                    December 16, 1996

         *
-----------------------
Edward P. Campbell                          Director                                    December 16, 1996

         *
-----------------------
Kevin L. Martin                             Treasurer (Principal Financial
                                            Officer and Principal
                                            Accounting Officer)                         December 16, 1996

/s/ Scott A. Englehart
-----------------------
Scott A. Englehart
*Attorney-in-Fact

                                INDEX TO EXHIBITS

         EXHIBIT NO.                                 DESCRIPTION OF EXHIBIT
         -----------                                 ----------------------
         EX-99.B1(d)                        Articles of Amendment to Articles of Incorporation
         EX-99.B2                           By-Laws, as Amended and Restated August 14, 1996
         EX-99.B5(a)                        Investment Advisory Agreement (for SBSF Fund, SBSF
                                              Money Market Fund, SBSF Convertible Securities Fund
                                              and SBSF Capital Growth Fund)
         EX-99.B5(b)                        Investment Advisory Agreement (for Key Stock Index Fund
                                              and Key International Index Fund)
         EX-99.B5(c)                        Asset Management Agreement (for KeyChoice Growth
                                              Fund, KeyChoice Moderate Growth Fund and KeyChoice
                                              Income and Growth Fund)
         EX-99.B6(a)                        Distribution Agreement


         EX-99.B6(a)(1)                     Amendment No. 1 to Distribution Agreement (for
                                              KeyChoice Growth Fund, KeyChoice Moderate Growth
                                              Fund and KeyChoice Income and Growth Fund)
         EX-99.B8(b)                        Amendment No. 1 to Mutual Fund Custody Agreement
         EX-99.B8(c)                        Amendment No. 2 to Mutual Fund Custody Agreement
         EX-99.B8(d)                        Transfer Agency Agreement
         EX-99.B9(a)                        Administration Agreement (for SBSF Fund, Key Money
                                              Market Mutual Fund, SBSF Convertible Securities Fund and
                                              SBSF Capital Growth Fund)


         EX-99.B9(b)                        Administration Agreement (for Key Stock Index Fund and
                                              Key International Index Fund)
         EX-99.B9(b)(1)                     Amendment No. 1 to Administration Agreement (for
                                              KeyChoice Growth Fund, KeyChoice Moderate Growth
                                              Fund and KeyChoice Income and Growth Fund)
         EX-99.B9(c)                        Sub-Administration Agreement (for SBSF Fund, SBSF
                                              Money Market Fund, SBSF Convertible Securities Fund
                                              and SBSF Capital Growth Fund)
         EX-99.B9(d)                        Fund Accounting Agreement (for Key Stock Index Fund
                                              and Key International Index Fund)
         EX-99.B9(d)(1)                     Amendment No. 1 to Fund Accounting Agreement (for
                                              KeyChoice Growth Fund, KeyChoice Moderate Growth
                                              Fund and KeyChoice Income and Growth Fund)
         EX-99.B10                          Opinion of Counsel
         EX-99.B11                          Consent of Independent Accountants
         EX-99.B15(b)                       Plan of Distribution pursuant to Rule 12b-1
                                              (for KeyChoice Growth Fund, KeyChoice Moderate
                                              Growth Fund and KeyChoice Income and Growth Fund)



         EX-99.B15(d)                       Shareholder Servicing Plan and related form of Shareholder
                                              Servicing Agreement (for KeyChoice Growth Fund,
                                              KeyChoice Moderate Growth Fund and KeyChoice
                                              Income and Growth Fund)
